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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios® Multi-Manager Value Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.4%
CONSUMER DISCRETIONARY 8.4%
Auto Components 0.3%
Autoliv, Inc.	11,219	$1,146,021
Goodyear Tire & Rubber Co. (The)	61,756	1,838,476
Johnson Controls, Inc.	11,319	465,663
Lear Corp.	16,548	1,700,969
Total		5,151,129
Automobiles 1.3%
Ford Motor Co.	669,951	9,292,220
General Motors Co.	368,741	10,855,735
Total		20,147,955
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	1,042	689,346
Service Corp. International	53,334	1,581,353
Total		2,270,699
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	45,863	2,257,836
Hyatt Hotels Corp., Class A (a)	3,693	189,192
McDonald’s Corp.	99,949	9,497,154
MGM Resorts International (a)	116,996	2,390,228
Royal Caribbean Cruises Ltd.	45,972	4,052,892
Total		18,387,302
Household Durables 1.1%
D.R. Horton, Inc.	57,552	1,747,854
Leggett & Platt, Inc.	175,436	7,792,867
Lennar Corp., Class A	50,632	2,577,169
Lennar Corp., Class B	1,697	72,496
Mohawk Industries, Inc. (a)	10,768	2,120,973
PulteGroup, Inc.	54,541	1,128,453
Toll Brothers, Inc. (a)	17,420	644,018
Whirlpool Corp.	5,200	874,120
Total		16,957,950
Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Class A (a)	111,447	3,013,527
Liberty Ventures, Inc., Class A (a)	22,179	881,172
Total		3,894,699
Leisure Products 0.2%
Mattel, Inc.	134,369	3,148,266
Media 3.2%
Cable One, Inc. (a)	1,042	432,784
Comcast Corp.	65,749	3,763,473
Comcast Corp., Class A	398,887	22,469,305
Liberty Broadband Corp. Class A (a)	586	31,919

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Liberty Broadband Corp. Class C (a)	5,446	$291,524
Liberty Media Corp., Class A (a)	12,259	456,648
Liberty Media Corp., Class C (a)	24,891	901,552
Madison Square Garden Co. (The), Class A (a)	10,614	747,650
News Corp., Class A (a)	31,805	433,502
News Corp., Class B (a)	14,504	200,590
Pearson PLC	238,955	4,142,659
TEGNA, Inc.	17,511	416,587
Time Warner Cable, Inc.	20,108	3,740,490
Time Warner, Inc.	132,146	9,395,581
Vivendi SA	181,937	4,500,723
Total		51,924,987
Multiline Retail 0.3%
Dillard’s, Inc., Class A	10,044	929,170
Kohl’s Corp.	66,401	3,388,443
Total		4,317,613
Specialty Retail 0.4%
Best Buy Co., Inc.	48,263	1,773,183
GameStop Corp., Class A	35,574	1,511,183
Penske Automotive Group, Inc.	22,793	1,153,326
Staples, Inc.	118,861	1,689,015
Total		6,126,707
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	13,692	1,629,074
Ralph Lauren Corp.	11,785	1,310,374
Total		2,939,448
TOTAL CONSUMER DISCRETIONARY		135,266,755
CONSUMER STAPLES 12.8%
Beverages 1.1%
Coca-Cola Co. (The)	107,016	4,207,869
Molson Coors Brewing Co., Class B	16,496	1,123,213
PepsiCo, Inc.	69,964	6,501,754
SABMiller PLC	107,413	4,996,556
Total		16,829,392
Food & Staples Retailing 1.7%
CVS Health Corp.	148,310	15,186,944
Safeway, Inc. Casa Ley CVR (b)(c)	60,717	61,622
Safeway, Inc. PDC CVR (b)(c)	60,717	2,963
Wal-Mart Stores, Inc.	118,380	7,662,737
Wesfarmers Ltd.	136,648	3,951,517
Total		26,865,783

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 2.1%
Archer-Daniels-Midland Co.	110,442	$4,968,785
Bunge Ltd.	37,817	2,739,842
ConAgra Foods, Inc.	23,583	982,939
General Mills, Inc.	168,141	9,543,683
Ingredion, Inc.	19,994	1,726,282
JM Smucker Co. (The)	25,801	3,037,294
Mondelez International, Inc., Class A	122,374	5,183,763
Pinnacle Foods, Inc.	19,808	888,191
Seaboard Corp. (a)	3	9,961
TreeHouse Foods, Inc. (a)	400	31,748
Tyson Foods, Inc., Class A	97,120	4,106,233
Total		33,218,721
Household Products 1.5%
Edgewell Personal Care Co.	4,223	371,877
Energizer Holdings, Inc.	4,223	176,353
Procter & Gamble Co. (The)	332,089	23,468,730
Total		24,016,960
Personal Products 0.2%
Unilever PLC	96,872	3,885,043
Tobacco 6.2%
Altria Group, Inc.	807,897	43,287,122
British American Tobacco PLC	265,250	14,045,639
Philip Morris International, Inc.	503,334	40,166,053
Reynolds American, Inc.	30,843	2,583,101
Total		100,081,915
TOTAL CONSUMER STAPLES		204,897,814
ENERGY 15.2%
Energy Equipment & Services 0.6%
Baker Hughes, Inc.	37,375	2,093,000
Diamond Offshore Drilling, Inc.	2,929	69,447
Helmerich & Payne, Inc.	32,301	1,906,082
Nabors Industries Ltd.	6,672	76,995
National Oilwell Varco, Inc.	37,758	1,598,296
Noble Corp. PLC	35,432	461,325
Transocean Ltd.	60,489	860,758
Weatherford International PLC (a)	193,599	1,965,030
Total		9,030,933
Oil, Gas & Consumable Fuels 14.6%
Anadarko Petroleum Corp.	123,510	8,840,846
Apache Corp.	53,458	2,418,440
BP PLC, ADR	239,301	8,026,155

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
California Resources Corp.	43,199	$167,612
Chesapeake Energy Corp.	139,842	1,092,166
Chevron Corp.	303,839	24,607,921
Cimarex Energy Co.	20,721	2,289,878
Concho Resources, Inc. (a)	4,323	467,576
ConocoPhillips	524,922	25,799,916
Devon Energy Corp.	52,374	2,234,275
Enbridge, Inc.	45,112	1,859,968
ENI SpA	525,806	8,632,190
Exxon Mobil Corp.	555,739	41,813,802
Gulfport Energy Corp. (a)	1,144	40,989
Hess Corp.	52,890	3,144,310
HollyFrontier Corp.	33,922	1,589,585
Kinder Morgan, Inc.	429,365	13,915,720
Marathon Oil Corp.	139,093	2,404,918
Marathon Petroleum Corp.	78,954	3,735,314
Newfield Exploration Co. (a)	36,554	1,217,614
Noble Energy, Inc.	11,119	371,486
Occidental Petroleum Corp.	421,191	30,751,155
Phillips 66	222,566	17,598,294
QEP Resources, Inc.	36,175	507,897
Range Resources Corp.	7,582	292,817
Royal Dutch Shell PLC, Class A	298,613	7,779,550
Spectra Energy Corp.	159,581	4,639,020
Suncor Energy, Inc.	137,966	3,896,160
Tesoro Corp.	33,424	3,075,342
Total SA	84,908	3,887,882
Valero Energy Corp.	91,610	5,436,137
Whiting Petroleum Corp. (a)	20,025	387,083
Williams Companies, Inc. (The)	42,169	2,032,546
Total		234,954,564
TOTAL ENERGY		243,985,497
FINANCIALS 12.8%
Banks 5.9%
Bank of America Corp.	630,652	10,304,854
Bank of Montreal	74,640	4,025,335
BB&T Corp.	69,062	2,549,769
BOK Financial Corp.	6,972	441,188
CIT Group, Inc.	20,855	905,941
Citigroup, Inc.	187,439	10,024,238
Comerica, Inc.	15,342	675,048
Fifth Third Bancorp	153,386	3,055,449
Huntington Bancshares, Inc.	148,657	1,621,848
Investors Bancorp, Inc.	22,996	270,893
JPMorgan Chase & Co.	589,031	37,756,887

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
KeyCorp	163,770	$2,250,200
M&T Bank Corp.	11,809	1,396,296
Mitsubishi UFJ Financial Group, Inc.	358,600	2,365,390
PacWest Bancorp	7,186	306,411
People’s United Financial, Inc.	26,655	413,152
PNC Financial Services Group, Inc. (The)	61,958	5,645,613
Regions Financial Corp.	232,084	2,225,686
SunTrust Banks, Inc.	60,283	2,433,625
Wells Fargo & Co.	100,245	5,346,066
Zions Bancorporation	27,834	807,186
Total		94,821,075
Capital Markets 1.9%
Bank of New York Mellon Corp. (The)	133,874	5,328,185
BlackRock, Inc.	11,713	3,542,831
Deutsche Bank AG, Registered Shares	84,308	2,485,780
E*TRADE Financial Corp. (a)	34,069	895,674
Goldman Sachs Group, Inc. (The)	72,366	13,648,227
Legg Mason, Inc.	10,118	448,531
Morgan Stanley	87,568	3,016,718
State Street Corp.	6,027	433,462
Total		29,799,408
Consumer Finance 0.5%
Ally Financial, Inc. (a)	38,157	834,112
Capital One Financial Corp.	96,194	7,479,084
Total		8,313,196
Diversified Financial Services 0.2%
CME Group, Inc.	17,396	1,642,878
Leucadia National Corp.	30,575	656,140
NASDAQ OMX Group, Inc. (The)	14,055	719,475
Voya Financial, Inc.	14,616	629,657
Total		3,648,150
Insurance 4.2%
ACE Ltd.	18,523	1,892,310
Aflac, Inc.	68,912	4,038,243
Alleghany Corp. (a)	2,400	1,127,496
Allied World Assurance Co. Holdings AG	5,412	216,155
Allstate Corp. (The)	68,615	3,998,882
American Financial Group, Inc.	12,699	876,993
American International Group, Inc.	164,148	9,904,690
Arch Capital Group Ltd. (a)	11,201	764,804
Assurant, Inc.	12,198	906,921
Assured Guaranty Ltd.	34,966	883,241

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Axis Capital Holdings Ltd.	9,588	$536,928
Chubb Corp. (The)	16,284	1,967,270
Cincinnati Financial Corp.	19,347	1,012,429
CNA Financial Corp.	3,492	125,642
Everest Re Group Ltd.	13,000	2,285,530
Genworth Financial, Inc., Class A (a)	41,456	214,742
Hartford Financial Services Group, Inc. (The)	135,349	6,219,287
HCC Insurance Holdings, Inc.	16,809	1,298,832
Lincoln National Corp.	28,063	1,425,320
Loews Corp.	65,032	2,370,416
Markel Corp. (a)	1,172	965,435
MetLife, Inc.	64,897	3,251,340
Old Republic International Corp.	43,614	685,176
PartnerRe Ltd.	7,061	977,313
Principal Financial Group, Inc.	93,337	4,699,518
Prudential Financial, Inc.	26,196	2,114,017
Reinsurance Group of America, Inc.	9,990	907,891
RenaissanceRe Holdings Ltd.	11,445	1,166,818
Travelers Companies, Inc. (The)	53,591	5,334,984
Unum Group	43,810	1,469,387
Validus Holdings Ltd.	6,795	300,883
White Mountains Insurance Group Ltd.	242	174,073
WR Berkley Corp.	21,890	1,188,189
XL Group PLC	30,307	1,130,148
Total		66,431,303
Real Estate Investment Trusts (REITs) —%
Communications Sales & Leasing, Inc. (a)	29,997	602,940
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp, Inc.	70,937	1,252,747
TOTAL FINANCIALS		204,868,819
HEALTH CARE 12.5%
Biotechnology 0.2%
Baxalta, Inc.	63,613	2,235,997
Health Care Equipment & Supplies 0.3%
Boston Scientific Corp. (a)	103,448	1,731,719
Hologic, Inc. (a)	47,476	1,842,544
Medtronic PLC	9,627	695,936

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	6,434	$841,567
Total		5,111,766
Health Care Providers & Services 2.5%
Aetna, Inc.	61,912	7,090,162
Amsurg Corp. (a)	1,417	111,121
Anthem, Inc.	47,388	6,684,078
Brookdale Senior Living, Inc. (a)	14,916	408,997
CIGNA Corp.	13,350	1,879,547
Community Health Systems, Inc. (a)	30,870	1,657,719
Express Scripts Holding Co. (a)	124,664	10,421,911
Humana, Inc.	39,232	7,171,217
Mednax, Inc. (a)	8,437	679,600
Quest Diagnostics, Inc.	36,593	2,481,005
UnitedHealth Group, Inc.	10,942	1,265,989
Universal Health Services, Inc., Class B	3,138	430,345
Total		40,281,691
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	18,305	664,654
Bio-Rad Laboratories, Inc., Class A (a)	1,981	276,013
Thermo Fisher Scientific, Inc.	47,252	5,923,983
Total		6,864,650
Pharmaceuticals 9.1%
AbbVie, Inc.	145,816	9,100,377
Allergan PLC (a)	23,937	7,270,624
GlaxoSmithKline PLC	195,391	3,989,418
Johnson & Johnson	365,399	34,340,198
Mallinckrodt PLC (a)	9,744	840,323
Merck & Co., Inc.	470,874	25,356,565
Perrigo Co. PLC	1,300	237,861
Pfizer, Inc.	2,035,570	65,586,065
Total		146,721,431
TOTAL HEALTH CARE		201,215,535
INDUSTRIALS 8.4%
Aerospace & Defense 2.1%
BAE Systems PLC	611,784	4,211,133
L-3 Communications Holdings, Inc.	25,179	2,655,629
Lockheed Martin Corp.	113,868	22,907,964
Orbital ATK, Inc.	12,837	971,889
Precision Castparts Corp.	12,523	2,883,421
Textron, Inc.	14,507	562,872
Total		34,192,908

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.5%
Deutsche Post AG	88,284	$2,432,613
FedEx Corp.	36,928	5,561,726
Total		7,994,339
Airlines 0.6%
Copa Holdings SA, Class A	6,740	345,560
JetBlue Airways Corp. (a)	102,735	2,293,045
Southwest Airlines Co.	189,320	6,948,044
Total		9,586,649
Building Products 0.1%
Owens Corning	39,808	1,763,096
Commercial Services & Supplies 0.9%
ADT Corp. (The)	49,064	1,608,318
KAR Auction Services, Inc.	34,933	1,293,918
Republic Services, Inc.	110,695	4,536,281
RR Donnelley & Sons Co.	337,808	5,303,586
Waste Connections, Inc.	29,525	1,404,209
Total		14,146,312
Construction & Engineering 0.2%
AECOM (a)	14,754	405,735
Chicago Bridge & Iron Co. NV	9,318	412,601
Fluor Corp.	6,395	291,740
Jacobs Engineering Group, Inc. (a)	20,371	823,192
Quanta Services, Inc. (a)	43,723	1,059,846
Total		2,993,114
Electrical Equipment 0.2%
Eaton Corp. PLC	54,647	3,118,158
Industrial Conglomerates 2.0%
Carlisle Companies, Inc.	4,790	482,353
Danaher Corp.	29,502	2,567,264
General Electric Co.	1,174,597	29,153,498
Total		32,203,115
Machinery 0.8%
AGCO Corp.	28,746	1,409,704
Colfax Corp. (a)	14,314	555,240
Dover Corp.	12,999	805,288
Ingersoll-Rand PLC	7,830	432,921
Joy Global, Inc.	12,267	297,107
Pentair PLC	41,277	2,282,205
Stanley Black & Decker, Inc.	49,199	4,994,682
Trinity Industries, Inc.	42,297	1,141,596
Total		11,918,743

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Marine —%
Kirby Corp. (a)	4,365	$307,864
Professional Services 0.1%
ManpowerGroup, Inc.	7,324	636,456
Nielsen Holdings PLC	13,805	624,400
Towers Watson & Co.	886	105,195
Total		1,366,051
Road & Rail 0.9%
AMERCO	78	29,216
Avis Budget Group, Inc. (a)	29,777	1,314,059
CSX Corp.	170,417	4,666,017
Genesee & Wyoming, Inc., Class A (a)	8,697	594,701
Hertz Global Holdings, Inc. (a)	112,975	2,082,129
Kansas City Southern	3,891	360,851
Norfolk Southern Corp.	41,793	3,256,093
Ryder System, Inc.	16,990	1,392,670
Union Pacific Corp.	15,070	1,292,102
Total		14,987,838
Trading Companies & Distributors —%
Air Lease Corp.	9,684	311,534
TOTAL INDUSTRIALS		134,889,721
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 3.2%
Arris Group, Inc. (a)	14,070	371,729
Brocade Communications Systems, Inc.	79,380	845,397
Cisco Systems, Inc.	1,887,540	48,849,535
EchoStar Corp., Class A (a)	6,480	289,008
Juniper Networks, Inc.	42,357	1,088,999
Total		51,444,668
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc. (a)	29,693	1,660,432
Avnet, Inc.	41,437	1,756,929
Corning, Inc.	125,317	2,156,706
Ingram Micro, Inc., Class A	25,858	699,717
Jabil Circuit, Inc.	50,811	983,193
Trimble Navigation Ltd. (a)	13,081	247,231
Total		7,504,208
Internet Software & Services 0.1%
IAC/InterActiveCorp	7,456	520,429

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Yahoo!, Inc. (a)	41,739	$1,345,665
Total		1,866,094
IT Services 1.0%
Amdocs Ltd.	27,252	1,559,087
Computer Sciences Corp.	29,967	1,857,654
Fidelity National Information Services, Inc.	71,601	4,944,765
Paychex, Inc.	84,060	3,754,120
Xerox Corp.	347,312	3,532,163
Total		15,647,789
Semiconductors & Semiconductor Equipment 2.4%
First Solar, Inc. (a)	12,021	575,085
Intel Corp.	1,073,304	30,632,096
Lam Research Corp.	24,922	1,813,574
Marvell Technology Group Ltd.	41,275	465,169
Maxim Integrated Products, Inc.	70,221	2,364,341
Micron Technology, Inc. (a)	34,822	571,429
NVIDIA Corp.	104,434	2,347,676
ON Semiconductor Corp. (a)	5,946	56,814
Teradyne, Inc.	19,091	344,402
Total		39,170,586
Software 2.7%
Activision Blizzard, Inc.	148,018	4,237,755
CA, Inc.	112,761	3,077,248
Microsoft Corp.	751,867	32,721,252
Nuance Communications, Inc. (a)	25,244	415,769
Symantec Corp.	107,618	2,205,093
Synopsys, Inc. (a)	15,424	723,848
Total		43,380,965
Technology Hardware, Storage & Peripherals 1.5%
EMC Corp.	251,429	6,253,039
Hewlett-Packard Co.	303,803	8,524,712
NCR Corp. (a)	3,929	98,579
Seagate Technology PLC	115,003	5,911,154
Western Digital Corp.	33,098	2,712,712
Total		23,500,196
TOTAL INFORMATION TECHNOLOGY		182,514,506
MATERIALS 2.8%
Chemicals 1.0%
Albemarle Corp.	3,337	150,866
Ashland, Inc.	8,330	874,400
CF Industries Holdings, Inc.	72,105	4,137,385

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Dow Chemical Co. (The)	35,213	$1,540,921
Eastman Chemical Co.	11,545	836,551
Huntsman Corp.	11,813	195,269
LyondellBasell Industries NV, Class A	69,888	5,967,037
Mosaic Co. (The)	69,282	2,828,784
Platform Specialty Products Corp. (a)	16,170	309,494
Westlake Chemical Corp.	2,348	129,680
Total		16,970,387
Construction Materials 0.2%
Martin Marietta Materials, Inc.	4,624	775,907
Vulcan Materials Co.	20,399	1,909,755
Total		2,685,662
Containers & Packaging 0.2%
Bemis Co., Inc.	25,902	1,098,763
Sonoco Products Co.	4,322	169,941
Westrock Co.	30,897	1,833,737
Total		3,102,441
Metals & Mining 1.0%
Alcoa, Inc.	196,577	1,857,652
Freeport-McMoRan, Inc.	114,739	1,220,823
Newmont Mining Corp.	91,681	1,564,995
Nucor Corp.	163,369	7,072,244
Reliance Steel & Aluminum Co.	23,436	1,362,100
Rio Tinto PLC	41,126	1,501,537
Royal Gold, Inc.	1,601	77,040
Steel Dynamics, Inc.	50,689	987,422
Total		15,643,813
Paper & Forest Products 0.4%
International Paper Co.	143,666	6,197,751
TOTAL MATERIALS		44,600,054
TELECOMMUNICATION SERVICES 6.7%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	1,995,296	66,243,827
BCE, Inc.	150,035	6,067,416
CenturyLink, Inc.	497,284	13,446,559
Frontier Communications Corp.	278,881	1,413,927
Level 3 Communications, Inc. (a)	14,723	658,560
Orange SA	291,827	4,614,106
Verizon Communications, Inc.	107,490	4,945,615
Total		97,390,010

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.7%
Sprint Corp. (a)	92,759	$469,361
T-Mobile USA, Inc. (a)	45,235	1,791,758
United States Cellular Corp. (a)	3,857	142,400
Vodafone Group PLC	795,276	2,738,486
Vodafone Group PLC, ADR	168,560	5,811,949
Total		10,953,954
TOTAL TELECOMMUNICATION SERVICES		108,343,964
UTILITIES 3.4%
Electric Utilities 1.7%
American Electric Power Co., Inc.	69,887	3,794,165
Duke Energy Corp.	55,672	3,947,702
Exelon Corp.	228,606	7,031,921
PPL Corp.	184,072	5,704,391
Xcel Energy, Inc.	195,988	6,610,675
Total		27,088,854
Gas Utilities 0.1%
UGI Corp.	43,207	1,472,495
Independent Power and Renewable Electricity Producers 0.2%
Calpine Corp. (a)	86,601	1,380,420
NRG Energy, Inc.	60,860	1,212,331
Total		2,592,751
Multi-Utilities 1.4%
Ameren Corp.	129,289	5,209,054
CMS Energy Corp.	53,351	1,748,846
DTE Energy Co.	26,243	2,048,528
PG&E Corp.	81,824	4,056,834
Public Service Enterprise Group, Inc.	107,088	4,310,292
Sempra Energy	64,127	6,082,446
Total		23,456,000
TOTAL UTILITIES		54,610,100
Total Common Stocks (Cost: $1,522,526,285)		$1,515,192,765

Limited Partnerships —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
EnLink Midstream LLC	3,647	87,017
TOTAL ENERGY		87,017
Total Limited Partnerships (Cost: $117,780)		$87,017

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 4.0%
Deutsche Bank AG (d)
(linked to common stock of Allergan PLC)
09/24/15	5.000%	22,090	$6,617,192
(linked to common stock of Dow Chemical Co. (The))
09/03/15	5.370%	115,890	5,000,422
(linked to common stock of Intel Corp.)
12/04/15	9.610%	60,310	1,684,458
Goldman Sachs Group, Inc. (The) (d)
(linked to common stock of Baxalta, Inc.)
11/25/15	17.500%	13,520	487,299
(linked to common stock of Blackstone Group L.P. (The))
09/08/15	5.350%	94,380	3,232,656
09/08/15	5.350%	73,380	2,513,668
(linked to common stock of Bristol-Myers Squibb Co.)
11/25/15	8.100%	134,450	8,046,806
(linked to common stock of Dow Chemical Co. (The))
11/13/15	9.800%	463,290	20,308,410
JPMorgan Chase & Co. (d)
(linked to common stock of Gilead Sciences, Inc.)
09/22/15	5.000%	92,790	9,754,085
(linked to common stock of KKR & Co., LP)
09/22/15	6.650%	259,710	4,989,029
JPMorgan Chase Bank NA (linked to common stock of Anadarko Petroleum Corp.) (d)
11/24/15	11.700%	15,700	1,132,755
Total Equity-Linked Notes (Cost: $70,507,007)			$63,766,780

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.150% (e)(f)	19,596,765	$19,596,765
Total Money Market Funds (Cost: $19,596,765)		$19,596,765
Total Investments (Cost: $1,612,747,837) (g)		$1,598,643,327(h)
Other Assets & Liabilities, Net		6,864,041
Net Assets		$1,605,507,368

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $64,585, which represents less than 0.01% of net assets.  Information concerning such security holdings at August 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Safeway, Inc. Casa Ley CVR	01-28-2014 - 01-30-2014	8,416
Safeway, Inc. PDC CVR	01-28-2014 - 01-30-2014	372

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $64,585, which represents less than 0.01% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $63,766,780 or 3.97% of net assets.

(e)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	46,425,295	216,258,810	(243,087,340)	19,596,765	8,928	19,596,765

(g)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $1,612,748,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$98,719,000
Unrealized Depreciation	(112,824,000)
Net Unrealized Depreciation	$(14,105,000)

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	126,623,373	8,643,382	—	135,266,755
Consumer Staples	177,954,474	26,878,755	64,585	204,897,814
Energy	223,685,875	20,299,622	—	243,985,497
Financials	200,017,649	4,851,170	—	204,868,819
Health Care	197,226,117	3,989,418	—	201,215,535
Industrials	128,245,975	6,643,746	—	134,889,721
Information Technology	182,514,506	—	—	182,514,506
Materials	43,098,517	1,501,537	—	44,600,054
Telecommunication Services	100,991,372	7,352,592	—	108,343,964
Utilities	54,610,100	—	—	54,610,100
Total Common Stocks	1,434,967,958	80,160,222	64,585	1,515,192,765
Limited Partnerships
Energy	87,017	—	—	87,017
Equity-Linked Notes	—	63,766,780	—	63,766,780
Money Market Funds	—	19,596,765	—	19,596,765
Total Investments	1,435,054,975	163,523,767	64,585	1,598,643,327

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
-	46,425,295	46,425,295	-

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 89.8%
Columbia Short-Term Cash Fund, 0.150% (a)(b)	32,495,774	$32,495,774
Total Money Market Funds (Cost: $32,495,774)		$32,495,774

Total Investments
(Cost: $32,495,774) (c)	$32,495,774(d)
Other Assets & Liabilities, Net	3,697,078
Net Assets	$36,192,852

At August 31, 2015, cash totaling $2,555,438 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at August 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE	55	USD	3,024,450	10/2015	235,131	—
COFFEE ‘C’	13	USD	605,962	12/2015	—	(57,893)
COPPER	25	USD	1,463,438	03/2016	—	(18,681)
CORN	145	USD	2,720,563	12/2015	—	(56,327)
COTTON NO.2	20	USD	630,000	12/2015	—	(19,902)
GASOLINE RBOB	47	USD	2,959,223	09/2015	201,840	—
GOLD 100 OZ	39	USD	4,416,750	12/2015	—	(73,634)
KC HRW WHEAT	31	USD	756,012	12/2015	—	(88,952)
LEAN HOGS	32	USD	870,720	10/2015	50,466	—
LIVE CATTLE	23	USD	1,335,380	02/2016	—	(35,814)
LME LEAD	8	USD	347,450	01/2016	—	(28,492)
LME NICKEL	9	USD	543,186	11/2015	—	(38,564)
LME PRI ALUM	39	USD	1,561,706	11/2015	50,546	—
LME ZINC	29	USD	1,313,700	01/2016	—	(170,107)
NATURAL GAS	134	USD	3,699,740	10/2015	—	(248,528)
NY Harb ULSD	21	USD	1,545,617	12/2015	—	(51,686)
SILVER	21	USD	1,531,530	12/2015	—	(65,608)
SOYBEAN	43	USD	1,908,125	11/2015	—	(42,747)
SOYBEAN MEAL	31	USD	965,030	12/2015	10,711	—
SOYBEAN OIL	56	USD	957,936	01/2016	—	(77,714)
SUGAR #11 (WORLD)	96	USD	1,149,389	09/2015	—	(116,517)
WHEAT FUTURE	30	USD	727,500	12/2015	—	(34,264)
WTI CRUDE	21	USD	1,084,230	12/2015	—	(73,424)
Total			36,117,637		548,694	(1,298,854)

Notes to Consolidated Portfolio of Investments

(a) The rate shown is the seven-day current annualized yield at August 31, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,237,239	23,101,954	(40,843,419)	32,495,774	15,054	32,495,774

(c)	Also represents the cost of securities for federal income tax purposes at August 31, 2015.
(d)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Money Market Funds	—	32,495,774	—	32,495,774
Total Investments	—	32,495,774	—	32,495,774
Derivatives
Assets
Futures Contracts	548,694	—	—	548,694
Liabilities
Futures Contracts	(1,298,854)	—	—	(1,298,854)
Total	(750,160)	32,495,774	—	31,745,614

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
—	$50,237,239	$50,237,239	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Diversified Equity Income Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 7.7%
Auto Components 0.7%
Magna International, Inc., Class A	349,760	$17,204,695
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.	381,390	17,631,660
Household Durables 1.0%
Toll Brothers, Inc. (a)	674,660	24,942,180
Internet & Catalog Retail 0.8%
Expedia, Inc.	172,670	19,855,323
Media 2.6%
Comcast Corp., Class A	454,610	25,608,181
DISH Network Corp., Class A (a)	634,542	37,609,305
Total		63,217,486
Specialty Retail 1.9%
Foot Locker, Inc.	346,310	24,515,285
Home Depot, Inc. (The)	176,420	20,545,873
Total		45,061,158
TOTAL CONSUMER DISCRETIONARY		187,912,502
CONSUMER STAPLES 6.7%
Food & Staples Retailing 3.1%
CVS Health Corp.	379,498	38,860,596
Wal-Mart Stores, Inc.	553,940	35,856,536
Total		74,717,132
Food Products 0.8%
Pinnacle Foods, Inc.	438,610	19,667,272
Tobacco 2.8%
Altria Group, Inc.	586,080	31,402,166
Philip Morris International, Inc.	446,400	35,622,720
Total		67,024,886
TOTAL CONSUMER STAPLES		161,409,290
ENERGY 12.5%
Energy Equipment & Services 1.5%
Halliburton Co.	915,810	36,037,123
Oil, Gas & Consumable Fuels 11.0%
Anadarko Petroleum Corp.	497,513	35,611,981
BP PLC, ADR	1,145,938	38,434,761

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	672,736	$33,064,974
Exxon Mobil Corp.	1,120,480	84,304,915
Kinder Morgan, Inc.	1,305,890	42,323,895
Valero Energy Corp.	579,730	34,401,178
Total		268,141,704
TOTAL ENERGY		304,178,827
FINANCIALS 29.7%
Banks 14.1%
Bank of America Corp.	3,410,820	55,732,799
Citigroup, Inc.	1,279,279	68,415,841
Fifth Third Bancorp	1,004,818	20,015,975
JPMorgan Chase & Co.	1,142,466	73,232,071
PNC Financial Services Group, Inc. (The)	390,179	35,553,110
Wells Fargo & Co.	1,649,835	87,985,700
Total		340,935,496
Capital Markets 4.0%
Charles Schwab Corp. (The)	595,390	18,087,948
Invesco Ltd.	1,161,463	39,617,503
Morgan Stanley	1,148,182	39,554,870
Total		97,260,321
Diversified Financial Services 4.4%
Berkshire Hathaway, Inc., Class B (a)	606,605	81,309,334
Intercontinental Exchange, Inc.	116,890	26,698,845
Total		108,008,179
Insurance 3.4%
ACE Ltd.	341,028	34,839,421
Aon PLC	254,380	23,769,267
MetLife, Inc.	463,903	23,241,540
Total		81,850,228
Real Estate Investment Trusts (REITs) 3.8%
Alexandria Real Estate Equities, Inc.	317,362	27,289,958
American Tower Corp.	269,500	24,845,205
Duke Realty Corp.	1,389,690	25,097,802
Extra Space Storage, Inc.	196,540	14,441,759
Total		91,674,724
TOTAL FINANCIALS		719,728,948
HEALTH CARE 12.1%
Biotechnology 1.2%
Alexion Pharmaceuticals, Inc. (a)	32,270	5,556,571
Alkermes PLC (a)	171,930	10,240,151

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc. (a)	94,640	$5,918,786
Incyte Corp. (a)	58,240	6,766,905
Total		28,482,413
Health Care Equipment & Supplies 2.8%
Medtronic PLC	617,215	44,618,473
St. Jude Medical, Inc.	321,536	22,767,964
Total		67,386,437
Health Care Providers & Services 2.1%
Aetna, Inc.	250,252	28,658,859
Cardinal Health, Inc.	286,829	23,597,422
Total		52,256,281
Pharmaceuticals 6.0%
Johnson & Johnson	733,348	68,920,045
Merck & Co., Inc.	1,057,464	56,944,436
Pfizer, Inc.	582,590	18,771,050
Total		144,635,531
TOTAL HEALTH CARE		292,760,662
INDUSTRIALS 10.8%
Aerospace & Defense 4.1%
Honeywell International, Inc.	352,400	34,982,748
Northrop Grumman Corp.	177,880	29,126,071
United Technologies Corp.	395,870	36,265,651
Total		100,374,470
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	186,720	18,233,208
Electrical Equipment 0.8%
Rockwell Automation, Inc.	167,100	18,686,793
Industrial Conglomerates 3.1%
General Electric Co.	3,037,929	75,401,398
Machinery 1.0%
Ingersoll-Rand PLC	443,995	24,548,484
Road & Rail 1.0%
CSX Corp.	875,940	23,983,237
TOTAL INDUSTRIALS		261,227,590

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 11.3%
Communications Equipment 3.0%
Cisco Systems, Inc.	1,859,243	$48,117,209
QUALCOMM, Inc.	417,420	23,617,623
Total		71,734,832
IT Services 0.9%
MasterCard, Inc., Class A	227,340	20,999,396
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	1,568,480	44,764,419
Software 3.3%
Activision Blizzard, Inc.	878,220	25,143,439
Microsoft Corp.	1,233,800	53,694,976
Total		78,838,415
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	118,105	13,317,520
EMC Corp.	937,724	23,321,196
Western Digital Corp.	247,110	20,253,135
Total		56,891,851
TOTAL INFORMATION TECHNOLOGY		273,228,913
MATERIALS 0.9%
Metals & Mining 0.9%
Freeport-McMoRan, Inc.	1,342,830	14,287,711
United States Steel Corp.	450,610	7,380,992
Total		21,668,703
TOTAL MATERIALS		21,668,703
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	538,147	24,760,143
Wireless Telecommunication Services 0.7%
Vodafone Group PLC, ADR	477,735	16,472,303
TOTAL TELECOMMUNICATION SERVICES		41,232,446
UTILITIES 3.9%
Electric Utilities 1.9%
Edison International	452,810	26,480,329
NextEra Energy, Inc.	201,948	19,873,702
Total		46,354,031

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 2.0%
Ameren Corp.	566,980	$22,843,624
Public Service Enterprise Group, Inc.	644,730	25,950,383
Total		48,794,007
TOTAL UTILITIES		95,148,038
Total Common Stocks (Cost: $2,175,916,211)		$2,358,495,919

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.150% (b)(c)	66,070,193	$66,070,193
Total Money Market Funds (Cost: $66,070,193)		$66,070,193
Total Investments
(Cost: $2,241,986,404) (d)		$2,424,566,112(e)
Other Assets & Liabilities, Net		465,138
Net Assets		$2,425,031,250

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	62,543,990	138,588,847	(135,062,644)	66,070,193	19,638	66,070,193

(d)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $2,241,986,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$324,939,000
Unrealized Depreciation	(142,359,000)
Net Unrealized Appreciation	$182,580,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	187,912,502	—	—	187,912,502
Consumer Staples	161,409,290	—	—	161,409,290
Energy	304,178,827	—	—	304,178,827
Financials	719,728,948	—	—	719,728,948
Health Care	292,760,662	—	—	292,760,662
Industrials	261,227,590	—	—	261,227,590
Information Technology	273,228,913	—	—	273,228,913
Materials	21,668,703	—	—	21,668,703
Telecommunication Services	41,232,446	—	—	41,232,446
Utilities	95,148,038	—	—	95,148,038
Total Common Stocks	2,358,495,919	—	—	2,358,495,919
Money Market Funds	—	66,070,193	—	66,070,193
Total Investments	2,358,495,919	66,070,193	—	2,424,566,112

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$-	$62,543,990	$62,543,990	$-

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Dividend Opportunity Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.4%
CONSUMER DISCRETIONARY 4.3%
Automobiles 0.4%
General Motors Co.	676,147	$19,905,768
Hotels, Restaurants & Leisure 1.2%
McDonald’s Corp.	616,460	58,576,029
Household Durables 1.0%
Leggett & Platt, Inc.	1,050,643	46,669,562
Leisure Products 0.4%
Mattel, Inc.	813,807	19,067,498
Media 1.3%
National CineMedia, Inc.	609,196	8,010,927
Pearson PLC	1,440,757	24,977,777
Vivendi SA	1,161,959	28,744,321
Total		61,733,025
TOTAL CONSUMER DISCRETIONARY		205,951,882
CONSUMER STAPLES 20.6%
Beverages 1.9%
Coca-Cola Co. (The)	670,529	26,365,200
PepsiCo, Inc.	438,959	40,792,460
SABMiller PLC	585,837	27,251,425
Total		94,409,085
Food & Staples Retailing 1.5%
Wal-Mart Stores, Inc.	720,594	46,644,049
Wesfarmers Ltd.	827,224	23,921,243
Total		70,565,292
Food Products 1.2%
General Mills, Inc.	1,010,441	57,352,631
Household Products 2.9%
Procter & Gamble Co. (The)	1,977,935	139,780,667
Personal Products 0.5%
Unilever PLC	622,365	24,959,893
Tobacco 12.6%
Altria Group, Inc.	4,896,237	262,340,379
British American Tobacco PLC	1,636,186	86,640,068
Philip Morris International, Inc.	3,054,653	243,761,309

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Reynolds American, Inc.	200,194	$16,766,248
Total		609,508,004
TOTAL CONSUMER STAPLES		996,575,572
ENERGY 16.2%
Oil, Gas & Consumable Fuels 16.2%
Anadarko Petroleum Corp.	238,690	17,085,430
BP PLC, ADR	1,467,771	49,229,039
ConocoPhillips	1,851,000	90,976,650
Enbridge Energy Management LLC (a)(b)	1	32
Enbridge, Inc.	284,752	11,740,325
ENI SpA	3,269,142	53,669,710
Exxon Mobil Corp.	1,758,537	132,312,324
Kinder Morgan, Inc.	2,595,235	84,111,566
Occidental Petroleum Corp.	1,986,337	145,022,464
Phillips 66	758,038	59,938,065
Royal Dutch Shell PLC, Class A	1,831,559	47,716,294
Spectra Energy Corp.	1,014,354	29,487,271
Suncor Energy, Inc.	847,310	23,928,035
Total SA	519,059	23,767,377
Williams Companies, Inc. (The)	258,970	12,482,354
Total		781,466,936
TOTAL ENERGY		781,466,936
FINANCIALS 2.6%
Banks 1.4%
Bank of Montreal	454,678	24,520,785
JPMorgan Chase & Co.	481,165	30,842,676
Mitsubishi UFJ Financial Group, Inc.	2,212,200	14,592,071
Total		69,955,532
Capital Markets 1.2%
BlackRock, Inc.	69,761	21,100,610
Deutsche Bank AG, Registered Shares	506,966	14,947,642
New Mountain Finance Corp.	1,345,425	19,912,290
Total		55,960,542
TOTAL FINANCIALS		125,916,074
HEALTH CARE 14.0%
Biotechnology 0.3%
Baxalta, Inc.	385,076	13,535,421

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 13.7%
AbbVie, Inc.	888,977	$55,481,055
GlaxoSmithKline PLC	1,199,969	24,500,502
Johnson & Johnson	2,211,864	207,870,979
Merck & Co., Inc.	2,803,717	150,980,160
Pfizer, Inc.	6,908,169	222,581,205
Total		661,413,901
TOTAL HEALTH CARE		674,949,322
INDUSTRIALS 4.9%
Aerospace & Defense 3.2%
BAE Systems PLC	3,909,638	26,911,468
Lockheed Martin Corp.	633,323	127,411,921
Total		154,323,389
Air Freight & Logistics 0.3%
Deutsche Post AG	530,873	14,627,891
Commercial Services & Supplies 0.7%
RR Donnelley & Sons Co.	2,121,366	33,305,446
Industrial Conglomerates 0.5%
General Electric Co.	990,034	24,572,644
Trading Companies & Distributors 0.2%
Fly Leasing Ltd., ADR	782,186	10,293,568
TOTAL INDUSTRIALS		237,122,938
INFORMATION TECHNOLOGY 11.7%
Communications Equipment 4.1%
Cisco Systems, Inc.	7,706,404	199,441,735
IT Services 0.5%
Paychex, Inc.	512,951	22,908,392
Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	3,205,091	91,473,297
Maxim Integrated Products, Inc.	431,133	14,516,248
Total		105,989,545
Software 4.1%
Microsoft Corp.	4,559,076	198,410,988

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 0.8%
Seagate Technology PLC	710,748	$36,532,447
TOTAL INFORMATION TECHNOLOGY		563,283,107
MATERIALS 1.9%
Chemicals 0.8%
LyondellBasell Industries NV, Class A	420,270	35,882,653
Metals & Mining 0.6%
Nucor Corp.	508,115	21,996,298
Rio Tinto PLC	246,504	9,000,021
Total		30,996,319
Paper & Forest Products 0.5%
International Paper Co.	556,816	24,021,042
TOTAL MATERIALS		90,900,014
TELECOMMUNICATION SERVICES 8.8%
Diversified Telecommunication Services 7.7%
AT&T, Inc.	6,192,842	205,602,354
BCE, Inc.	920,219	37,213,656
CenturyLink, Inc.	2,548,719	68,917,362
Orange SA	1,875,052	29,646,638
Verizon Communications, Inc.	661,066	30,415,647
Total		371,795,657
Wireless Telecommunication Services 1.1%
Vodafone Group PLC	4,848,352	16,695,016
Vodafone Group PLC, ADR	1,033,681	35,641,321
Total		52,336,337
TOTAL TELECOMMUNICATION SERVICES		424,131,994
UTILITIES 6.4%
Electric Utilities 3.4%
American Electric Power Co., Inc.	430,289	23,360,390
Duke Energy Corp.	333,045	23,616,221
Exelon Corp.	1,369,057	42,112,193
PPL Corp.	1,101,163	34,125,041
Xcel Energy, Inc.	1,223,722	41,276,143
Total		164,489,988
Multi-Utilities 3.0%
Ameren Corp.	773,438	31,161,817
CMS Energy Corp.	319,029	10,457,771
DTE Energy Co.	167,308	13,060,062

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
PG&E Corp.		504,729	$25,024,464
Public Service Enterprise Group, Inc.		649,029	26,123,417
Sempra Energy		399,189	37,863,077
Total			143,690,608
TOTAL UTILITIES			308,180,596
Total Common Stocks (Cost: $4,232,597,870)			$4,408,478,435

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 7.6%
Deutsche Bank AG (c)
(linked to common stock of Allergan PLC)
09/24/15	5.000%	118,700	$35,557,297
(linked to common stock of Dow Chemical Co. (The))
09/03/15	5.370%	629,170	27,147,427
(linked to common stock of Intel Corp.)
12/04/15	9.610%	360,920	10,080,496
Goldman Sachs Group, Inc. (The) (c)
(linked to common stock of Baxalta, Inc.)

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes (continued)

11/25/15	17.500%	$81,960	$2,954,068
(linked to common stock of Blackstone Group L.P. (The))
09/08/15	5.350%	523,230	17,921,412
09/08/15	5.350%	406,780	13,934,452
(linked to common stock of Bristol-Myers Squibb Co.)
11/25/15	8.100%	814,810	48,766,216
(linked to common stock of Dow Chemical Co. (The))
11/13/15	9.800%	2,841,620	124,562,981
JPMorgan Chase & Co. (c)
(linked to common stock of Gilead Sciences, Inc.)
09/22/15	5.000%	498,548	52,407,366
(linked to common stock of KKR & Co., LP)
09/22/15	6.650%	1,394,680	26,791,803
JPMorgan Chase Bank NA
(linked to common stock of Anadarko Petroleum Corp.) (c)
11/24/15	11.700%	95,175	6,866,876
Total Equity-Linked Notes (Cost: $405,039,457)			$366,990,394
Total Investments (Cost: $4,637,637,327) (d)			$4,775,468,829(e)(f)
Other Assets & Liabilities, Net			48,370,704
Net Assets			$4,823,839,533

Notes to Portfolio of Investments

(a)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $32, which represents less than 0.01% of net assets.  Information concerning such security holdings at August 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	04-22-2009	11

(b)	Non-income producing investment.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $366,990,394 or 7.61% of net assets.

(d)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $4,637,637,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$432,924,000
Unrealized Depreciation	(295,092,000)
Net Unrealized Appreciation	$137,832,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	139,232,782	864,527,391	(1,003,760,173)	—	23,567	—

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	152,229,784	53,722,098	—	205,951,882
Consumer Staples	833,802,943	162,772,629	—	996,575,572
Energy	656,313,523	125,153,413	—	781,466,936
Financials	96,376,361	29,539,713	—	125,916,074
Health Care	650,448,820	24,500,502	—	674,949,322
Industrials	195,583,579	41,539,359	—	237,122,938
Information Technology	563,283,107	—	—	563,283,107
Materials	81,899,993	9,000,021	—	90,900,014
Telecommunication Services	377,790,340	46,341,654	—	424,131,994
Utilities	308,180,596	—	—	308,180,596
Total Common Stocks	3,915,909,046	492,569,389	—	4,408,478,435
Equity-Linked Notes	—	366,990,394	—	366,990,394
Total Investments	3,915,909,046	859,559,783	—	4,775,468,829

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Flexible Capital Income Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 34.5%
CONSUMER DISCRETIONARY 2.1%
Hotels, Restaurants & Leisure 0.6%
Extended Stay America, Inc.	195,000	$3,660,150
Media 0.5%
Cinemark Holdings, Inc.	95,000	3,377,250
Specialty Retail 1.0%
Staples, Inc.	460,000	6,536,600
TOTAL CONSUMER DISCRETIONARY		13,574,000
CONSUMER STAPLES 2.8%
Beverages 1.1%
PepsiCo, Inc.	75,000	6,969,750
Food & Staples Retailing 0.7%
SYSCO Corp.	120,000	4,784,400
Tobacco 1.0%
Philip Morris International, Inc.	85,000	6,783,000
TOTAL CONSUMER STAPLES		18,537,150
ENERGY 3.3%
Oil, Gas & Consumable Fuels 3.3%
BP PLC, ADR	190,000	6,372,600
Exxon Mobil Corp.	135,000	10,157,400
Kinder Morgan, Inc.	150,000	4,861,500
Total		21,391,500
TOTAL ENERGY		21,391,500
FINANCIALS 6.4%
Banks 3.3%
Cullen/Frost Bankers, Inc.	107,500	6,950,950
JPMorgan Chase & Co.	105,000	6,730,500
Wells Fargo & Co.	150,000	7,999,500
Total		21,680,950
Capital Markets 1.1%
Ares Capital Corp.	450,000	7,096,500
Real Estate Investment Trusts (REITs) 2.0%
Blackstone Mortgage Trust, Inc.	60,000	1,661,400
Extra Space Storage, Inc.	54,000	3,967,920

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc.	335,000	$7,128,800
Total		12,758,120
TOTAL FINANCIALS		41,535,570
HEALTH CARE 4.3%
Biotechnology 1.0%
Gilead Sciences, Inc.	60,000	6,304,200
Health Care Equipment & Supplies 1.0%
Medtronic PLC	90,000	6,506,100
Health Care Providers & Services 1.2%
Cardinal Health, Inc.	61,000	5,018,470
CIGNA Corp.	22,500	3,167,775
Total		8,186,245
Pharmaceuticals 1.1%
Merck & Co., Inc.	130,000	7,000,500
TOTAL HEALTH CARE		27,997,045
INDUSTRIALS 4.2%
Aerospace & Defense 1.5%
Lockheed Martin Corp.	32,500	6,538,350
Northrop Grumman Corp.	20,000	3,274,800
Total		9,813,150
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	32,500	3,173,625
Industrial Conglomerates 1.1%
General Electric Co.	280,000	6,949,600
Transportation Infrastructure 1.1%
Macquarie Infrastructure Corp.	90,000	7,084,800
TOTAL INDUSTRIALS		27,021,175
INFORMATION TECHNOLOGY 6.9%
Communications Equipment 0.7%
Cisco Systems, Inc.	180,000	4,658,400

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 0.9%
Equinix, Inc.	22,500	$6,069,825
IT Services 1.0%
Automatic Data Processing, Inc.	85,000	6,572,200
Semiconductors & Semiconductor Equipment 3.3%
Altera Corp.	105,000	5,097,750
Analog Devices, Inc.	60,000	3,351,600
Cypress Semiconductor Corp.	310,000	3,100,000
Intel Corp.	235,000	6,706,900
KLA-Tencor Corp.	65,000	3,257,150
Total		21,513,400
Software 1.0%
Microsoft Corp.	145,000	6,310,400
TOTAL INFORMATION TECHNOLOGY		45,124,225
MATERIALS 0.7%
Chemicals 0.7%
Dow Chemical Co. (The)	107,500	4,704,200
Metals & Mining —%
Jaguar Mining, Inc. (a)	192,471	21,945
TOTAL MATERIALS		4,726,145
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	145,000	4,814,000
TOTAL TELECOMMUNICATION SERVICES		4,814,000
UTILITIES 3.1%
Electric Utilities 1.0%
Xcel Energy, Inc.	200,000	6,746,000
Independent Power and Renewable Electricity Producers 0.5%
NRG Yield, Inc. Class A	67,500	1,061,775
NRG Yield, Inc. Class C	140,000	2,248,400
Total		3,310,175
Multi-Utilities 1.6%
Ameren Corp.	180,000	7,252,200

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
PG&E Corp.	60,000	$2,974,800
Total		10,227,000
TOTAL UTILITIES		20,283,175
Total Common Stocks (Cost: $229,229,797)		$225,003,985

Convertible Preferred Stocks 18.0%
CONSUMER DISCRETIONARY 1.0%
Automobiles 1.0%
Fiat Chrysler Automobiles NV, 7.875%	50,000	6,214,500
TOTAL CONSUMER DISCRETIONARY		6,214,500
CONSUMER STAPLES 2.1%
Food Products 2.1%
Bunge Ltd., 4.875%	70,000	6,821,444
Tyson Foods, Inc., 4.750%	132,500	6,818,450
Total		13,639,894
TOTAL CONSUMER STAPLES		13,639,894
ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
Anadarko Petroleum Corp., 7.500%	70,000	3,195,500
Chesapeake Energy Corp., 5.750% (b)	11,500	5,376,250
Penn Virginia Corp., 6.000% (b)	45,000	374,063
Southwestern Energy Co., 6.250%	80,000	3,073,600
Total		12,019,413
TOTAL ENERGY		12,019,413
FINANCIALS 6.7%
Banks 1.7%
Bank of America Corp., 7.250%	5,700	6,298,614
Wells Fargo & Co., 7.500%	4,100	4,833,900
Total		11,132,514
Capital Markets 1.6%
AMG Capital Trust II, 5.150%	120,000	6,855,000
Cowen Group, Inc., 5.625% (b)	3,263	3,108,007
Total		9,963,007
Real Estate Investment Trusts (REITs) 3.4%
Alexandria Real Estate Equities, Inc., 7.000%	235,000	6,425,793
American Tower Corp., 5.500%	65,000	6,670,950

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Health Care REIT, Inc., 6.500%	112,500	$6,699,375
iStar, Inc., 4.500%	45,991	2,444,997
Total		22,241,115
TOTAL FINANCIALS		43,336,636
HEALTH CARE 2.3%
Health Care Equipment & Supplies 0.8%
Alere, Inc., 3.000%	15,500	5,347,500
Pharmaceuticals 1.5%
Allergan PLC, 5.500%	9,700	9,961,318
TOTAL HEALTH CARE		15,308,818
INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
SunEdison, Inc., 6.750%	3,700	3,049,170
TOTAL INFORMATION TECHNOLOGY		3,049,170
MATERIALS 1.0%
Chemicals 0.5%
A. Schulman, Inc., 6.000%	3,700	3,353,014
Metals & Mining 0.5%
Alcoa, Inc., 5.375%	95,000	3,334,500
TOTAL MATERIALS		6,687,514
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.2%
Frontier Communications Corp., 11.125%	75,000	7,560,000
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc., 5.500%	47,500	3,277,975
TOTAL TELECOMMUNICATION SERVICES		10,837,975
UTILITIES 0.9%
Multi-Utilities 0.9%
CenterPoint Energy, Inc., 3.943% (c)	100,000	6,000,000

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES (CONTINUED)
TOTAL UTILITIES			6,000,000
Total Convertible Preferred Stocks (Cost: $128,094,812)			$117,093,920

Limited Partnerships 1.4%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Enviva Partners LP		115,000	$1,500,750
TOTAL ENERGY			1,500,750
INDUSTRIALS 0.6%
Trading Companies & Distributors 0.6%
Fortress Transportation & Infrastructure Investors LLC		293,968	3,974,447
TOTAL INDUSTRIALS			3,974,447
UTILITIES 0.6%
Independent Power and Renewable Electricity Producers 0.6%
8Point3 Energy Partners LP (a)		250,000	3,712,500
TOTAL UTILITIES			3,712,500
Total Limited Partnerships (Cost: $12,083,380)			$9,187,697

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 24.6%
Aerospace & Defense 1.0%
ADS Tactical, Inc. (b)
04/01/18	11.000%	6,398,000	6,685,910
Banking 1.1%
Popular, Inc.
07/01/19	7.000%	7,500,000	7,256,250
Cable and Satellite 0.5%
CCO Safari II LLC (b)
10/23/45	6.484%	3,400,000	3,458,636
Chemicals 0.6%
A. Schulman, Inc. (b)
06/01/23	6.875%	4,000,000	3,980,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 1.1%
United Rentals North America, Inc.
11/15/24	5.750%	$7,300,000	$7,190,500
Diversified Manufacturing 2.2%
Gardner Denver, Inc. (b)
08/15/21	6.875%	8,000,000	7,120,000
Hamilton Sundstrand Corp. (b)
12/15/20	7.750%	8,250,000	7,177,500
Total			14,297,500
Food and Beverage 1.1%
Post Holdings, Inc. (b)
12/01/21	6.750%	7,143,000	7,196,572
Health Care 1.0%
Omnicare, Inc.
12/01/22	4.750%	6,413,000	6,813,813
Home Construction 1.2%
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	7,500,000	7,537,500
Independent Energy 1.1%
Goodrich Petroleum Corp.
03/15/19	8.875%	7,500,000	1,500,000
Stone Energy Corp.
11/15/22	7.500%	8,600,000	5,719,000
Total			7,219,000
Leisure 1.1%
Live Nation Entertainment, Inc. (b)
06/15/22	5.375%	7,002,000	7,019,505
Lodging 0.6%
ESH Hospitality, Inc. (b)
05/01/25	5.250%	3,925,000	3,807,250
Media and Entertainment 1.1%
AMC Networks, Inc.
12/15/22	4.750%	7,500,000	7,392,000
Metals 1.1%
United States Steel Corp.
04/01/21	6.875%	7,750,000	6,858,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 1.0%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	$6,644,000	$6,511,120
Oil Field Services 1.1%
Transocean, Inc.
10/15/17	3.000%	4,100,000	3,772,000
03/15/18	6.000%	3,900,000	3,724,500
Total			7,496,500
Other Industry 1.1%
MasTec, Inc.
03/15/23	4.875%	8,450,000	6,929,000
Pharmaceuticals 0.5%
AMAG Pharmaceuticals, Inc. (b)
09/01/23	7.875%	3,500,000	3,583,125
Property & Casualty 1.2%
Radian Group, Inc.
06/15/20	5.250%	7,900,000	7,872,350
Retailers 1.1%
Rite Aid Corp.
02/15/27	7.700%	6,068,000	7,099,560
Supermarkets 1.1%
Safeway, Inc.
02/01/31	7.250%	6,988,000	6,848,240
Technology 1.7%
Equinix, Inc.
01/01/25	5.750%	4,000,000	4,000,000
Micron Technology, Inc.
02/01/25	5.500%	7,400,000	6,882,000
Total			10,882,000
Wirelines 1.0%
Frontier Communications Corp.
01/15/25	6.875%	7,500,000	6,346,875
Total Corporate Bonds & Notes (Cost: $175,100,006)			$160,281,956

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 18.4%
Automotive 1.5%
Navistar International Corp.
10/15/18	4.500%	$2,990,000	$2,261,188
04/15/19	4.750%	9,651,000	7,220,154
Total			9,481,342
Building Materials 0.8%
Cemex SAB de CV (b)
03/15/20	3.720%	5,020,000	4,950,975
Health Care 0.5%
Fluidigm Corp.
02/01/34	2.750%	4,400,000	3,370,840
Independent Energy 0.1%
American Energy-Permian Basin LLC PIK (b)
05/01/22	8.000%	3,300,000	825,000
Oil Field Services 0.6%
Cobalt International Energy, Inc.
12/01/19	2.625%	4,700,000	3,410,931
Energy XXI Ltd.
12/15/18	3.000%	6,500,000	651,040
Total			4,061,971
Other Financial Institutions 1.5%
Forest City Enterprises, Inc.
08/15/20	3.625%	6,197,000	6,642,409
Walter Investment Management Corp.
11/01/19	4.500%	4,410,000	3,208,275
Total			9,850,684
Other Industry 0.7%
General Cable Corp. (c)
11/15/29	4.500%	6,700,000	4,748,625
Other REIT 2.1%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	5,160,000	5,391,271
RWT Holdings, Inc. (b)
11/15/19	5.625%	3,900,000	3,667,872
Starwood Waypoint Residential Trust
07/01/19	3.000%	1,400,000	1,297,625
Starwood Waypoint Residential Trust (b)
10/15/17	4.500%	3,500,000	3,531,640
Total			13,888,408

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals 1.9%
ARIAD Pharmaceuticals, Inc. (b)
06/15/19	3.625%	$2,850,000	$3,540,128
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	8,600,000	6,993,520
Corsicanto Ltd.
01/15/32	3.500%	1,800,000	1,839,375
Total			12,373,023
Property & Casualty 1.1%
MGIC Investment Corp. (b)
04/01/63	9.000%	5,500,000	6,916,250
Refining 0.5%
Clean Energy Fuels Corp. (b)
10/01/18	5.250%	4,250,000	2,940,728
Retailers 1.3%
HeartWare International, Inc. (b)
12/15/21	1.750%	4,872,000	5,179,545
Iconix Brand Group, Inc.
06/01/16	2.500%	3,700,000	3,515,000
Total			8,694,545
Technology 4.5%
Ciena Corp.
12/15/20	4.000%	2,300,000	3,125,125
Ctrip.com International Ltd. (b)
07/01/20	1.000%	3,500,000	3,221,995
Exelixis, Inc.
08/15/19	4.250%	5,200,000	6,539,000
Mentor Graphics Corp.
04/01/31	4.000%	3,920,000	5,145,000
SunEdison, Inc. (b)
06/01/25	3.375%	4,900,000	2,978,754
TiVo, Inc. (b)
10/01/21	2.000%	3,800,000	3,365,375
j2 Global, Inc.
06/15/29	3.250%	4,200,000	4,940,250
Total			29,315,499
Tobacco 0.8%
Vector Group Ltd. (c)
04/15/20	1.750%	4,500,000	4,992,930

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Wireless 0.5%
Gogo, Inc. (b)
03/01/20	3.750%	$3,640,000	$3,319,826
Total Convertible Bonds (Cost: $129,551,279)			$119,730,646

Preferred Debt 1.6%
Banking 1.6%
Citigroup Capital XIII (c)
10/30/40	7.875%	290,000	7,409,500
Synovus Financial Corp. (c)
12/31/49	7.875%	105,000	2,903,250
Total			10,312,750
Total Preferred Debt (Cost: $10,374,889)			$10,312,750

	Shares	Value

Money Market Funds 0.4%
JPMorgan Prime Money Market Fund, 0.010% (d)	2,391,350	$2,391,350
Total Money Market Funds (Cost: $2,391,350)		$2,391,350
Total Investments
(Cost: $686,825,513) (e)		$644,002,304(f)
Other Assets & Liabilities, Net		7,399,924
Net Assets		$651,402,228

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $117,373,526 or 18.02% of net assets.

(c)	Variable rate security.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(e)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $686,826,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,152,000
Unrealized Depreciation	(62,976,000)
Net Unrealized Depreciation	$(42,824,000)

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	13,574,000	—	—	13,574,000
Consumer Staples	18,537,150	—	—	18,537,150
Energy	21,391,500	—	—	21,391,500
Financials	41,535,570	—	—	41,535,570
Health Care	27,997,045	—	—	27,997,045
Industrials	27,021,175	—	—	27,021,175
Information Technology	45,124,225	—	—	45,124,225
Materials	4,704,200	21,945	—	4,726,145
Telecommunication Services	4,814,000	—	—	4,814,000
Utilities	20,283,175	—	—	20,283,175
Total Common Stocks	224,982,040	21,945	—	225,003,985
Convertible Preferred Stocks
Consumer Discretionary	6,214,500	—	—	6,214,500
Consumer Staples	6,818,450	6,821,444	—	13,639,894
Energy	6,269,100	5,750,313	—	12,019,413
Financials	24,502,839	18,833,797	—	43,336,636
Health Care	15,308,818	—	—	15,308,818
Information Technology	—	3,049,170	—	3,049,170
Materials	3,334,500	3,353,014	—	6,687,514
Telecommunication Services	10,837,975	—	—	10,837,975
Utilities	—	6,000,000	—	6,000,000
Total Convertible Preferred Stocks	73,286,182	43,807,738	—	117,093,920
Limited Partnerships
Energy	1,500,750	—	—	1,500,750
Industrials	3,974,447	—	—	3,974,447
Utilities	3,712,500	—	—	3,712,500
Total Limited Partnerships	9,187,697	—	—	9,187,697
Corporate Bonds & Notes	—	160,281,956	—	160,281,956
Convertible Bonds	—	119,730,646	—	119,730,646
Preferred Debt	10,312,750	—	—	10,312,750
Money Market Funds	2,391,350	—	—	2,391,350
Total Investments	320,160,019	323,842,285	—	644,002,304

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
15,182,025	—	—	15,182,025

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia High Yield Bond Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 93.6%
Aerospace & Defense 0.7%
Bombardier, Inc. (a)
03/15/25	7.500%	$4,761,000	$3,606,458
TransDigm, Inc.
07/15/21	7.500%	2,535,000	2,699,775
07/15/22	6.000%	903,000	889,590
07/15/24	6.500%	2,138,000	2,089,895
TransDigm, Inc. (a)
05/15/25	6.500%	3,866,000	3,803,177
Total			13,088,895
Automotive 0.8%
Gates Global LLC/Co. (a)
07/15/22	6.000%	3,518,000	2,867,522
Schaeffler Finance BV (a)
05/15/21	4.250%	1,774,000	1,725,215
05/15/21	4.750%	3,449,000	3,390,815
Schaeffler Holding Finance BV PIK (a)
11/15/19	6.250%	3,478,000	3,660,595
ZF North America Capital, Inc. (a)
04/29/22	4.500%	3,321,000	3,217,219
Total			14,861,366
Banking 2.4%
Ally Financial, Inc.
02/13/22	4.125%	8,298,000	8,111,295
05/19/22	4.625%	10,106,000	10,143,897
09/30/24	5.125%	2,570,000	2,595,700
03/30/25	4.625%	4,116,000	3,971,940
Royal Bank of Scotland Group PLC
05/28/24	5.125%	8,152,000	8,228,246
Synovus Financial Corp.
06/15/17	5.125%	1,628,000	1,677,654
02/15/19	7.875%	8,045,000	9,070,738
Total			43,799,470
Brokerage/Asset Managers/Exchanges 0.6%
E*TRADE Financial Corp.
11/15/22	5.375%	4,767,000	4,981,515
09/15/23	4.625%	3,749,000	3,749,000
National Financial Partners Corp. (a)
07/15/21	9.000%	1,429,000	1,400,420
Total			10,130,935
Building Materials 2.2%
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,688,000	1,730,200
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	6,753,000	6,879,619
Gibraltar Industries, Inc.
02/01/21	6.250%	1,557,000	1,572,570
HD Supply, Inc.
07/15/20	7.500%	9,109,000	9,723,857

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
07/15/20	11.500%	$2,860,000	$3,274,700
HD Supply, Inc. (a)
12/15/21	5.250%	3,465,000	3,560,288
NCI Building Systems, Inc. (a)
01/15/23	8.250%	5,148,000	5,341,050
Nortek, Inc.
04/15/21	8.500%	4,798,000	5,139,857
RSI Home Products, Inc. (a)
03/15/23	6.500%	2,821,000	2,884,473
Total			40,106,614
Cable and Satellite 7.7%
Altice Financing SA (a)
02/15/23	6.625%	3,764,000	3,745,180
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	8,753,000	8,840,530
01/31/22	6.625%	1,594,000	1,677,685
09/30/22	5.250%	267,000	269,136
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	618,000	618,000
05/01/25	5.375%	4,951,000	4,808,659
05/01/27	5.875%	1,954,000	1,914,920
CCO Safari II LLC (a)
07/23/25	4.908%	4,670,000	4,625,607
CSC Holdings LLC
02/15/19	8.625%	1,688,000	1,899,000
11/15/21	6.750%	7,260,000	7,586,700
06/01/24	5.250%	5,414,000	5,024,192
Cable One, Inc. (a)
06/15/22	5.750%	2,258,000	2,280,580
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	6,588,000	6,467,769
12/15/21	5.125%	3,721,000	3,409,366
DISH DBS Corp.
09/01/19	7.875%	2,518,000	2,729,260
06/01/21	6.750%	8,584,000	8,617,478
07/15/22	5.875%	1,308,000	1,236,884
11/15/24	5.875%	3,050,000	2,779,312
DigitalGlobe, Inc. (a)
02/01/21	5.250%	4,142,000	3,976,320
Hughes Satellite Systems Corp.
06/15/21	7.625%	5,375,000	5,878,906
Intelsat Jackson Holdings SA
10/15/20	7.250%	3,575,000	3,436,469
04/01/21	7.500%	6,080,000	5,890,000
Intelsat Luxembourg SA
06/01/21	7.750%	1,736,000	1,300,698
06/01/23	8.125%	4,876,000	3,583,860
Quebecor Media, Inc.
01/15/23	5.750%	1,914,000	1,933,140
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	2,940,000	2,903,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	$6,876,000	$6,669,720
Unitymedia GmbH (a)
01/15/25	6.125%	5,232,000	5,362,800
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	1,972,000	2,031,160
01/15/25	5.000%	6,157,000	6,018,467
Videotron Ltd.
07/15/22	5.000%	3,578,000	3,573,527
Videotron Ltd. (a)
06/15/24	5.375%	2,137,000	2,174,398
Virgin Media Finance PLC (a)
10/15/24	6.000%	1,618,000	1,660,473
01/15/25	5.750%	10,835,000	10,882,403
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	4,670,000	4,529,900
Ziggo Bond Finance BV (a)
01/15/25	5.875%	2,167,000	2,091,155
Total			142,426,904
Chemicals 3.7%
Angus Chemical Co. (a)
02/15/23	8.750%	4,470,000	4,447,650
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	5,083,000	5,438,301
Celanese U.S. Holdings LLC
06/15/21	5.875%	3,280,000	3,435,800
Chemours Co. LLC (The) (a)
05/15/23	6.625%	5,963,000	5,187,810
05/15/25	7.000%	3,867,000	3,306,285
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	3,998,000	3,818,090
INEOS Group Holdings SA (a)
08/15/18	6.125%	975,000	976,219
02/15/19	5.875%	4,876,000	4,833,335
JM Huber Corp. (a)
11/01/19	9.875%	4,940,000	5,193,175
NOVA Chemicals Corp. (a)
08/01/23	5.250%	1,190,000	1,195,950
PQ Corp. (a)
11/01/18	8.750%	21,488,000	22,414,670
Platform Specialty Products Corp. (a)
02/01/22	6.500%	8,794,000	8,515,494
Total			68,762,779
Construction Machinery 0.4%
United Rentals North America, Inc.
04/15/22	7.625%	3,460,000	3,728,150
06/15/23	6.125%	3,581,000	3,652,620
Total			7,380,770

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services 1.8%
ADT Corp. (The)
07/15/22	3.500%	$3,676,000	$3,291,123
APX Group, Inc.
12/01/19	6.375%	10,116,000	9,825,165
12/01/20	8.750%	6,746,000	5,936,480
IHS, Inc.
11/01/22	5.000%	5,377,000	5,437,491
Interval Acquisition Corp. (a)
04/15/23	5.625%	3,800,000	3,752,500
Monitronics International, Inc.
04/01/20	9.125%	4,428,000	4,140,180
Total			32,382,939
Consumer Products 1.3%
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	5,316,000	5,628,315
Spectrum Brands, Inc.
11/15/20	6.375%	4,769,000	5,061,340
11/15/22	6.625%	2,456,000	2,637,081
Spectrum Brands, Inc. (a)
07/15/25	5.750%	4,358,000	4,488,740
Springs Industries, Inc.
06/01/21	6.250%	6,188,000	6,164,795
Total			23,980,271
Diversified Manufacturing 0.6%
Amsted Industries, Inc. (a)
03/15/22	5.000%	4,033,000	4,033,000
09/15/24	5.375%	2,004,000	1,953,900
Entegris, Inc. (a)
04/01/22	6.000%	5,733,000	5,804,663
Total			11,791,563
Electric 1.8%
AES Corp. (The)
07/01/21	7.375%	6,751,000	7,274,202
NRG Energy, Inc.
07/15/22	6.250%	9,538,000	9,299,550
NRG Yield Operating LLC
08/15/24	5.375%	6,513,000	6,268,762
Talen Energy Supply LLC (a)
06/01/25	6.500%	4,687,000	4,347,193
TerraForm Power Operating LLC (a)
02/01/23	5.875%	5,816,000	5,525,200
06/15/25	6.125%	937,000	883,123
Total			33,598,030
Environmental 0.2%
Clean Harbors, Inc.
08/01/20	5.250%	3,957,000	4,036,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies 5.8%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	$14,557,000	$14,793,551
10/01/21	5.000%	6,376,000	6,591,190
Aircastle Ltd.
02/15/22	5.500%	1,423,000	1,472,805
CIT Group, Inc.
05/15/20	5.375%	4,897,000	5,117,365
CIT Group, Inc. (a)
04/01/18	6.625%	5,360,000	5,748,600
02/15/19	5.500%	2,265,000	2,383,913
International Lease Finance Corp.
05/15/19	6.250%	4,809,000	5,181,697
12/15/20	8.250%	2,425,000	2,873,625
04/15/21	4.625%	3,743,000	3,808,503
01/15/22	8.625%	719,000	878,978
Navient Corp.
10/26/20	5.000%	857,000	762,730
01/25/22	7.250%	4,381,000	4,129,092
03/25/24	6.125%	4,189,000	3,560,650
10/25/24	5.875%	9,509,000	8,035,105
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	3,018,000	3,153,810
12/15/21	7.250%	3,681,000	3,809,835
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	9,771,000	9,282,450
Quicken Loans, Inc. (a)
05/01/25	5.750%	8,457,000	8,245,575
Springleaf Finance Corp.
12/15/17	6.900%	2,959,000	3,132,841
06/01/20	6.000%	2,772,000	2,813,580
10/01/21	7.750%	3,223,000	3,513,070
10/01/23	8.250%	2,221,000	2,487,520
iStar, Inc.
07/01/19	5.000%	5,845,000	5,669,650
Total			107,446,135
Food and Beverage 1.8%
B&G Foods, Inc.
06/01/21	4.625%	7,291,000	7,099,611
Constellation Brands, Inc.
11/15/19	3.875%	1,345,000	1,380,306
05/01/23	4.250%	1,554,000	1,563,324
11/15/24	4.750%	4,941,000	5,052,173
Diamond Foods, Inc. (a)
03/15/19	7.000%	4,878,000	5,024,340
Post Holdings, Inc.
02/15/22	7.375%	1,343,000	1,376,575
Post Holdings, Inc. (a)
12/15/22	6.000%	849,000	819,285
03/15/24	7.750%	5,056,000	5,220,320
WhiteWave Foods Co. (The)
10/01/22	5.375%	5,270,000	5,447,863
Total			32,983,797

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming 4.6%
Boyd Gaming Corp.
05/15/23	6.875%	$5,088,000	$5,227,920
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	3,965,000	4,103,775
11/01/23	5.375%	2,982,000	3,093,825
International Game Technology PLC (a)
02/15/22	6.250%	5,709,000	5,491,373
MGM Resorts International
03/01/18	11.375%	7,001,000	8,226,175
10/01/20	6.750%	3,344,000	3,561,360
12/15/21	6.625%	6,129,000	6,512,063
03/15/23	6.000%	1,995,000	2,024,925
Penn National Gaming, Inc.
11/01/21	5.875%	2,014,000	2,044,210
Pinnacle Entertainment, Inc.
08/01/21	6.375%	4,834,000	5,148,210
Scientific Games International, Inc.
12/01/22	10.000%	13,747,000	12,612,872
Scientific Games International, Inc. (a)
01/01/22	7.000%	9,778,000	9,998,005
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	4,795,000	5,058,725
10/01/20	7.804%	2,440,000	2,599,796
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	3,767,000	3,578,650
Tunica-Biloxi Gaming Authority (a)(b)
11/15/15	9.000%	8,862,000	4,874,100
Total			84,155,984
Health Care 9.0%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	1,334,000	1,340,670
02/15/23	5.625%	1,718,000	1,751,396
Air Medical Merger Sub Corp. (a)
05/15/23	6.375%	3,207,000	2,982,510
Alere, Inc. (a)
07/01/23	6.375%	3,520,000	3,608,000
Amsurg Corp.
07/15/22	5.625%	3,850,000	3,929,425
CHS/Community Health Systems, Inc.
08/01/21	5.125%	1,410,000	1,448,775
02/01/22	6.875%	14,304,000	15,202,434
ConvaTec Finance International SA PIK (a)
01/15/19	8.250%	4,635,000	4,565,475
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	9,431,000	10,034,584
Emdeon, Inc.
12/31/19	11.000%	5,255,000	5,649,125
Emdeon, Inc. (a)
02/15/21	6.000%	2,858,000	2,815,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
ExamWorks Group, Inc.
04/15/23	5.625%	$2,122,000	$2,172,398
Fresenius Medical Care U.S. Finance II, Inc. (a)
09/15/18	6.500%	710,000	784,550
07/31/19	5.625%	1,737,000	1,875,960
01/31/22	5.875%	3,632,000	3,922,560
10/15/24	4.750%	2,883,000	2,886,460
HCA, Inc.
02/15/22	7.500%	7,598,000	8,716,350
02/01/25	5.375%	25,988,000	26,377,820
04/15/25	5.250%	6,176,000	6,407,600
HealthSouth Corp. (a)
11/01/24	5.750%	1,725,000	1,748,978
Hologic, Inc. (a)
07/15/22	5.250%	3,367,000	3,430,131
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	2,883,000	3,019,943
LifePoint Health, Inc.
12/01/21	5.500%	2,677,000	2,789,099
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	5,117,000	5,244,925
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	4,630,000	4,722,507
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	2,222,000	2,244,220
Teleflex, Inc.
06/15/24	5.250%	418,000	419,045
Tenet Healthcare Corp.
10/01/20	6.000%	2,684,000	2,871,880
04/01/21	4.500%	11,975,000	12,034,875
04/01/22	8.125%	14,379,000	15,924,742
06/15/23	6.750%	5,988,000	6,167,640
Total			167,089,207
Healthcare Insurance 0.3%
Centene Corp.
05/15/22	4.750%	4,848,000	4,911,606
Home Construction 1.1%
Meritage Homes Corp.
03/01/18	4.500%	3,265,000	3,305,812
04/15/20	7.150%	1,217,000	1,314,360
04/01/22	7.000%	3,328,000	3,552,640
06/01/25	6.000%	1,948,000	1,963,818
Standard Pacific Corp.
11/15/24	5.875%	1,628,000	1,668,700
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	4,823,000	4,847,115
03/01/24	5.625%	2,745,000	2,676,375
Total			19,328,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 7.4%
Antero Resources Corp.
12/01/22	5.125%	$9,557,000	$8,651,092
Antero Resources Corp. (a)
06/01/23	5.625%	865,000	787,150
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	7,295,000	6,565,500
Chesapeake Energy Corp.
08/15/20	6.625%	198,000	157,410
02/15/21	6.125%	5,614,000	4,347,369
03/15/23	5.750%	2,962,000	2,208,201
Concho Resources, Inc.
01/15/22	6.500%	965,000	984,503
10/01/22	5.500%	3,987,000	3,917,227
04/01/23	5.500%	11,539,000	11,399,493
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	6,612,000	6,545,880
Diamondback Energy, Inc.
10/01/21	7.625%	1,297,000	1,361,850
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	3,393,000	3,265,763
09/01/22	7.750%	1,720,000	1,582,400
06/15/23	6.375%	10,470,000	8,899,500
Laredo Petroleum, Inc.
01/15/22	5.625%	5,746,000	5,171,400
05/01/22	7.375%	3,662,000	3,570,450
03/15/23	6.250%	11,635,000	10,646,025
Oasis Petroleum, Inc.
11/01/21	6.500%	3,558,000	2,864,190
03/15/22	6.875%	4,896,000	4,063,680
01/15/23	6.875%	6,842,000	5,405,180
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	12,759,000	12,503,820
RSP Permian, Inc. (a)
10/01/22	6.625%	2,051,000	2,009,980
10/01/22	6.625%	2,650,000	2,597,000
Range Resources Corp.
03/15/23	5.000%	8,720,000	7,978,800
SM Energy Co.
11/15/22	6.125%	3,746,000	3,596,160
01/15/24	5.000%	2,904,000	2,482,920
06/01/25	5.625%	1,514,000	1,343,675
Whiting Petroleum Corp.
03/15/21	5.750%	7,319,000	6,550,505
04/01/23	6.250%	6,061,000	5,333,680
Total			136,790,803
Leisure 1.6%
Activision Blizzard, Inc. (a)
09/15/21	5.625%	12,992,000	13,657,840
09/15/23	6.125%	6,008,000	6,458,600
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	3,840,000	3,907,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure (continued)
Cinemark USA, Inc.
12/15/22	5.125%	$1,043,000	$1,043,000
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	4,037,000	3,936,075
Total			29,002,715
Lodging 1.1%
Choice Hotels International, Inc.
07/01/22	5.750%	2,939,000	3,159,425
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	4,879,000	5,086,358
Playa Resorts Holding BV (a)
08/15/20	8.000%	11,348,000	11,489,850
RHP Hotel Properties LP/Finance Corp. (a)
04/15/23	5.000%	1,207,000	1,194,930
Total			20,930,563
Media and Entertainment 5.7%
AMC Networks, Inc.
07/15/21	7.750%	3,870,000	4,140,900
12/15/22	4.750%	10,442,000	10,291,635
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	11,401,000	11,800,035
11/15/22	6.500%	8,366,000	8,642,078
Lamar Media Corp.
01/15/24	5.375%	1,883,000	1,920,660
MDC Partners, Inc. (a)
04/01/20	6.750%	9,816,000	9,730,110
Netflix, Inc. (a)
02/15/22	5.500%	3,451,000	3,537,275
02/15/25	5.875%	12,664,000	13,154,730
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	268,000	274,365
03/15/25	5.875%	7,717,000	7,852,047
Outfront Media Capital LLC/Corp. (a)
02/15/24	5.625%	722,000	743,660
Univision Communications, Inc. (a)
09/15/22	6.750%	1,110,000	1,173,825
05/15/23	5.125%	5,289,000	5,209,665
02/15/25	5.125%	15,002,000	14,551,940
iHeartCommunications, Inc.
03/01/21	9.000%	9,444,000	8,369,745
03/15/23	10.625%	5,355,000	4,806,113
Total			106,198,783
Metals 0.7%
ArcelorMittal
03/01/21	6.250%	6,387,000	6,299,179
02/25/22	7.000%	3,726,000	3,726,000
FMG Resources August 2006 Proprietary Ltd. (a)
03/01/22	9.750%	3,082,000	2,816,177
Total			12,841,356

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 4.7%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	$7,462,000	$7,312,760
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	651,000	615,195
03/01/22	6.125%	1,713,000	1,558,830
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	4,365,000	3,950,325
Energy Transfer Equity LP
01/15/24	5.875%	2,250,000	2,171,250
06/01/27	5.500%	10,118,000	9,409,740
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	7,508,000	7,357,840
07/15/23	4.500%	2,415,000	2,233,875
12/01/24	4.875%	13,594,000	12,608,435
06/01/25	4.875%	936,000	865,800
Rose Rock Midstream LP/Finance Corp. (a)
11/15/23	5.625%	3,262,000	2,919,490
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	11,355,000	10,978,866
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	256,000	240,640
11/15/23	4.250%	5,498,000	4,810,750
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	6,964,000	6,894,360
11/15/19	4.125%	2,572,000	2,424,110
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	1,319,000	1,332,190
10/15/22	6.250%	9,894,000	9,894,000
Total			87,578,456
Other Industry 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	3,360,000	3,446,738
Other REIT 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	7,242,000	7,404,945
Packaging 2.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	3,308,000	3,374,160
Berry Plastics Corp.
05/15/22	5.500%	7,732,000	7,480,710
Beverage Packaging Holdings (Luxembourg) II SA (a)
06/15/17	6.000%	912,000	907,440
Owens-Brockway Glass Container, Inc. (a)
08/15/23	5.875%	5,000	5,087
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	8,609,000	8,436,820
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	6,835,000	7,048,594

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
02/15/21	8.250%	$3,939,000	$4,052,246
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	5,594,000	5,398,210
Total			36,703,267
Pharmaceuticals 4.3%
AMAG Pharmaceuticals, Inc. (a)
09/01/23	7.875%	2,308,000	2,362,815
Concordia Healthcare Corp. (a)
04/15/23	7.000%	2,793,000	2,884,052
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	5,950,000	6,113,625
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	6,388,000	6,643,520
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	4,858,000	4,936,942
Horizon Pharma Financing, Inc. (a)
05/01/23	6.625%	2,228,000	2,300,410
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	7,866,000	7,795,206
Mallinckrodt International Finance SA/CB LLC (a)
04/15/25	5.500%	1,756,000	1,742,830
Quintiles Transnational Corp. (a)
05/15/23	4.875%	4,158,000	4,241,160
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	11,546,000	12,007,840
07/15/21	7.500%	5,249,000	5,636,114
12/01/21	5.625%	3,362,000	3,420,835
05/15/23	5.875%	11,003,000	11,223,060
04/15/25	6.125%	8,068,000	8,310,040
Total			79,618,449
Property & Casualty 0.8%
HUB International Ltd. (a)
10/01/21	7.875%	12,908,000	12,875,730
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	1,245,000	1,220,100
Total			14,095,830
Railroads 0.2%
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	4,237,000	4,268,778
Restaurants 0.1%
BC ULC/New Red Finance, Inc. (a)
04/01/22	6.000%	2,375,000	2,446,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 2.1%
Asbury Automotive Group, Inc.
12/15/24	6.000%	$2,724,000	$2,832,960
Caleres, Inc. (a)
08/15/23	6.250%	1,457,000	1,473,391
Dollar Tree, Inc. (a)
03/01/23	5.750%	5,434,000	5,692,115
Group 1 Automotive, Inc.
06/01/22	5.000%	2,107,000	2,091,198
L Brands, Inc.
04/01/21	6.625%	2,492,000	2,803,500
Neiman Marcus Group Ltd. LLC (a)
10/15/21	8.000%	1,900,000	2,004,500
Penske Automotive Group, Inc.
12/01/24	5.375%	2,955,000	2,962,387
PetSmart, Inc. (a)
03/15/23	7.125%	4,624,000	4,843,640
Rite Aid Corp.
06/15/21	6.750%	1,250,000	1,318,750
02/15/27	7.700%	1,993,000	2,331,810
Rite Aid Corp. (a)
04/01/23	6.125%	10,056,000	10,319,970
Total			38,674,221
Technology 5.4%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	3,999,000	4,128,968
08/01/22	5.375%	8,825,000	8,714,687
Ancestry.com, Inc.
12/15/20	11.000%	1,296,000	1,440,180
Audatex North America, Inc. (a)
11/01/23	6.125%	11,474,000	11,372,340
Equinix, Inc.
04/01/23	5.375%	7,457,000	7,475,642
First Data Corp.
01/15/21	12.625%	6,815,000	7,828,731
06/15/21	10.625%	986,000	1,090,763
First Data Corp. (a)
11/01/20	6.750%	4,949,000	5,208,822
01/15/21	8.250%	7,288,000	7,670,620
08/15/23	5.375%	5,503,000	5,571,787
Goodman Networks, Inc.
07/01/18	12.125%	2,555,000	970,900
Infor US, Inc. (a)
08/15/20	5.750%	1,073,000	1,075,683
MSCI, Inc. (a)
11/15/24	5.250%	5,011,000	5,098,693
08/15/25	5.750%	4,888,000	4,985,760
NCR Corp.
12/15/23	6.375%	3,120,000	3,201,900
Qualitytech LP/Finance Corp.
08/01/22	5.875%	3,345,000	3,378,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Riverbed Technology, Inc. (a)
03/01/23	8.875%	$5,986,000	$5,447,260
VeriSign, Inc.
05/01/23	4.625%	3,743,000	3,649,425
04/01/25	5.250%	4,433,000	4,466,248
Zebra Technologies Corp. (a)
10/15/22	7.250%	5,848,000	6,257,360
Total			99,034,219
Wireless 6.9%
Altice Luxembourg SA (a)
05/15/22	7.750%	6,363,000	6,203,925
Altice US Finance I Corp. (a)
07/15/23	5.375%	3,297,000	3,264,030
Altice US Finance II Corp. (a)
07/15/25	7.750%	3,476,000	3,389,100
Crown Castle International Corp.
04/15/22	4.875%	1,994,000	2,046,343
01/15/23	5.250%	6,525,000	6,826,781
Numericable-SFR (a)
05/15/19	4.875%	3,325,000	3,345,781
05/15/22	6.000%	8,271,000	8,271,000
SBA Telecommunications, Inc.
07/15/20	5.750%	4,859,000	5,071,581
Sprint Communications, Inc.
08/15/20	7.000%	766,000	756,425
11/15/21	11.500%	4,050,000	4,627,125
Sprint Communications, Inc. (a)
11/15/18	9.000%	18,977,000	21,135,634
03/01/20	7.000%	2,555,000	2,713,921
Sprint Corp.
09/15/21	7.250%	4,383,000	4,262,468
09/15/23	7.875%	3,733,000	3,588,346
06/15/24	7.125%	2,918,000	2,698,245
02/15/25	7.625%	3,143,000	2,932,812
T-Mobile USA, Inc.
04/28/21	6.633%	6,228,000	6,508,260
01/15/22	6.125%	2,417,000	2,492,531
04/28/22	6.731%	1,126,000	1,182,300
03/01/23	6.000%	5,291,000	5,394,122
04/01/23	6.625%	4,656,000	4,856,208
01/15/24	6.500%	4,489,000	4,612,448
03/01/25	6.375%	1,324,000	1,353,128
Wind Acquisition Finance SA (a)
04/30/20	6.500%	6,048,000	6,365,520
07/15/20	4.750%	8,653,000	8,717,897
04/23/21	7.375%	4,756,000	4,863,010
Total			127,478,941
Wirelines 3.2%
CenturyLink, Inc.
06/15/21	6.450%	9,793,000	9,779,290
CenturyLink, Inc. (a)
04/01/25	5.625%	4,098,000	3,659,514

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Frontier Communications Corp.
07/01/21	9.250%	$1,993,000	$2,047,807
04/15/24	7.625%	4,048,000	3,612,840
01/15/25	6.875%	11,803,000	9,988,289
Level 3 Financing, Inc.
06/01/20	7.000%	4,765,000	5,015,162
01/15/21	6.125%	2,848,000	2,983,280
08/15/22	5.375%	3,790,000	3,803,417
Telecom Italia SpA (a)
05/30/24	5.303%	3,017,000	3,064,125
Windstream Services LLC
10/15/20	7.750%	2,078,000	1,849,420
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,907,000	2,097,700
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	11,087,000	11,072,587
05/15/25	6.375%	912,000	902,880
Total			59,876,311
Total Corporate Bonds & Notes (Cost: $1,748,944,442)			$1,728,652,850

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (a)(b)(c)(d)
10/01/11	13.000%	3,083,843	1,539,886
Total Municipal Bonds (Cost: $3,083,843)			$1,539,886

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.8%
Health Care 0.8%
American Renal Holdings, Inc. 2nd Lien Term Loan (e)(f)
03/20/20	8.500%	7,462,000	7,406,035
U.S. Renal Care, Inc. (e)(f)
2nd Lien Term Loan
01/03/20	10.250%	5,065,000	5,071,331
Tranche B1 2nd Lien Term Loan
01/03/20	8.500%	1,996,001	1,998,496
Total			14,475,862

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans (continued)
Technology —%
Applied Systems, Inc. 2nd Lien Term Loan (e)(f)
01/24/22	7.500%	$666,000	$661,671
Total Senior Loans (Cost: $14,991,270)			$15,137,533

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (c)(g)(h)(i)	50,004	$—
TOTAL FINANCIALS		—
Total Common Stocks (Cost: $—)		$—

Issuer	Shares	Value

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (c)(h)(i)	25,000,000	$52,602
TOTAL FINANCIALS		52,602
Total Limited Partnerships (Cost: $—)		$52,602

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.150% (j)(k)	65,512,635	65,512,635
Total Money Market Funds (Cost: $65,512,635)		$65,512,635
Total Investments (Cost: $1,832,532,190) (l)		$1,810,895,506(m)
Other Assets & Liabilities, Net		37,500,593
Net Assets		$1,848,396,099

At August 31, 2015, cash totaling $649,350 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at August 31, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(481)	USD	(61,117,063)	12/2015	762,630	—

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $793,687,360 or 42.94% of net assets.

(b)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2015, the value of these securities amounted to $6,413,986, which represents 0.35% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $1,592,488, which represents 0.09% of net assets. Information concerning such security holdings at August 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 13.000%	10-4-2004	3,083,843
Fairlane Management Corp.	9-23-2002	—
Varde Fund V LP	04-27-2000 - 06-19-2000	—*

*The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital.

(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2015, the value of these securities amounted to $1,539,886 or 0.08% of net assets.

(e)	Variable rate security.
(f)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of August 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	Negligible market value.
(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $52,602, which represents less then 0.01% of net assets.

(i)	Non-income producing investment.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	79,336,300	176,629,573	(190,453,238)	65,512,635	25,000	65,512,635

(l)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $1,832,532,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,919,000
Unrealized Depreciation	(53,555,000)
Net Unrealized Depreciation	$(21,636,000)

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,728,652,850	—	1,728,652,850
Municipal Bonds	—	1,539,886	—	1,539,886
Senior Loans	—	10,066,202	5,071,331	15,137,533
Common Stocks
Financials	—	—	0(a)	0(a)
Limited Partnerships
Financials	—	—	52,602	52,602
Money Market Funds	—	65,512,635	—	65,512,635
Total Investments	—	1,805,771,573	5,123,933	1,810,895,506
Derivatives
Assets
Futures Contracts	762,630	—	—	762,630
Total	762,630	1,805,771,573	5,123,933	1,811,658,136

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
-	79,336,300	79,336,300	-

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Certain common stock classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,020,951	-	-	2,020,951

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mortgage Opportunities Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 104.1%
Federal Home Loan Mortgage Corp. (a)(b)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.802%	$4,180,388	$787,318
CMO IO STRIPS Series 309 Class S4
08/15/43	5.772%	8,932,548	2,163,893
CMO IO STRIPS Series 312 Class S1
09/15/43	5.752%	8,008,159	1,906,047
CMO IO Series 311 Class S1
08/15/43	5.752%	44,041,178	9,513,191
CMO IO Series 326 Class S2
03/15/44	5.752%	34,482,179	8,367,316
CMO IO Series 3922 Class SH
09/15/41	5.702%	19,737,705	3,127,355
CMO IO Series 3957 Class WS
11/15/41	6.352%	10,251,983	1,874,820
CMO IO Series 4223 Class DS
12/15/38	5.902%	3,341,820	544,011
CMO IO Series 4286 Class NS
12/15/43	5.702%	3,654,502	866,999
Federal Home Loan Mortgage Corp. (b)
CMO IO STRIPS Series 304 Class C67
12/15/42	4.500%	12,711,286	3,301,490
CMO IO Series 329 Class C5
06/15/43	3.500%	1,691,559	361,147
CMO IO Series 4098 Class AI
05/15/39	3.500%	18,508,725	2,603,315
CMO IO Series 4121 Class IA
01/15/41	3.500%	2,603,399	453,565
CMO IO Series 4215 Class IL
07/15/41	3.500%	13,208,749	1,766,505
Federal National Mortgage Association (a)(b)
CMO IO Series 2013-101 Class CS
10/25/43	5.701%	6,200,979	1,510,153
CMO IO Series 2013-124 Class SB
12/25/43	5.751%	9,168,362	2,280,711
CMO IO Series 2013-54 Class BS
06/25/43	5.951%	8,695,749	2,078,326
CMO IO Series 2013-97 Class SB
06/25/32	5.901%	4,009,115	544,656
Federal National Mortgage Association (b)
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	8,330,084	1,134,229
CMO IO Series 2012-152 Class EI
07/25/31	3.000%	17,297,383	2,177,628
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	9,094,377	1,072,048
CMO IO Series 2013-117 Class AI
04/25/36	3.500%	6,442,168	714,102
CMO IO Series 2013-118 Class AI
09/25/38	4.000%	7,170,373	1,045,516
CMO IO Series 2013-31 Class IH
02/25/43	3.500%	14,611,376	1,685,004
Federal National Mortgage Association (c)
09/14/45	3.000%	90,000,000	90,506,241
09/14/45	3.500%	71,000,000	73,646,411
Government National Mortgage Association (b)
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	14,159,152	2,296,915

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	$13,352,726	$2,586,418
Total Residential Mortgage-Backed Securities - Agency (Cost: $222,638,882)			$220,915,330

Residential Mortgage-Backed Securities - Non-Agency 33.6%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A (a)(d)(e)
08/25/54	3.850%	1,844,825	1,845,378
BCAP LLC Trust (a)(d)
CMO Series 2014-RR3 Class 3A1
07/26/36	0.327%	814,836	776,949
Series 2010-RR11 Class 8A1
05/27/37	5.525%	1,896,318	1,934,615
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (a)(d)
11/28/29	3.844%	315,973	315,731
COLT LLC Series 2015-A Class A2 (a)(d)
07/27/20	3.944%	3,000,000	2,940,000
CSMC Trust CMO Series 2015-RPL1 Class A2 (a)(d)
02/25/57	4.325%	1,845,000	1,786,362
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2015-A Class B3
06/25/58	4.500%	4,257,448	3,946,364
Citigroup Mortgage Loan Trust, Inc. (a)(d)
CMO Series 2009-9 Class 7A2
01/25/36	2.512%	1,000,000	957,818
CMO Series 2014-11 Class 5A2
11/25/36	22.908%	1,589,159	1,840,443
CMO Series 2014-2 Class 3A3
08/25/37	0.331%	3,218,000	2,960,143
CMO Series 2014-C Class A
02/25/54	3.250%	4,112,401	3,939,038
Series 2013-11 Class 3A3
09/25/34	2.622%	901,653	867,667
Citigroup Mortgage Loan Trust, Inc. (b)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	120,171,929	4,592,575
CMO IO Series 2015-A Class A4IO
06/25/58	0.250%	18,579,601	177,513
Credit Suisse Mortgage Capital Certificates (a)(d)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	2,827,265	2,798,255
CMO Series 2014-RPL4 Class A2
08/25/62	4.351%	4,000,000	3,818,510
Credit Suisse Mortgage Capital Certificates (d)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	951,046	950,871
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	4,000,000	3,924,040
CMO Series 2010-9R Class 2A5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
02/27/38	4.000%	$2,709,000	$2,618,934
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	798,806	799,525
Credit Suisse Securities (USA) LLC (d)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	3,187,446	3,077,227
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	2,500,000	2,462,250
Fannie Mae Connecticut Avenue Securities CMO Series 2015-C03 Class 1M2 (a)
07/25/25	5.199%	1,250,000	1,249,995
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M3 (a)
12/25/27	4.099%	4,000,000	3,900,096
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1 (d)
12/27/37	4.000%	2,103,545	2,105,169
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B (a)(d)(e)
09/26/36	2.614%	8,157,742	7,749,855
NZES Series 2015-PLS1 Class A (a)(d)
04/25/17	5.250%	2,574,278	2,532,253
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (a)(b)(d)
01/25/54	2.245%	29,588,937	1,926,210
Pretium Mortgage Credit Partners I Series 2015-NPL1 Class A2 (a)(d)
05/28/30	4.250%	1,000,000	955,353
VML LLC CMO Series 2014-NPL1 Class A1 (a)(d)
04/27/54	3.875%	1,584,916	1,587,479
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $70,770,217)			$71,336,618

Commercial Mortgage-Backed Securities - Non-Agency 23.8%
1211 Avenue of the Americas Trust Series 2015-1211 Class E (a)(d)
08/10/35	4.280%	2,000,000	1,756,229
American Homes 4 Rent (a)(d)
Series 2014-SFR1 Class E
06/17/31	2.750%	7,000,000	6,668,903
Series 2014-SFR1 Class F
06/17/31	3.698%	3,250,000	3,142,539
American Homes 4 Rent (d)
Series 2015-SFR1 Class F
04/17/52	5.885%	2,000,000	1,892,879

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Aventura Mall Trust Series 2013-AVM Class E (a)(d)
12/05/32	3.867%	$5,000,000	$4,902,265
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(d)
07/05/33	4.847%	3,000,000	2,997,804
Banc of America Merrill Lynch Re-Remic Trust (a)(d)
Series 2014-FRR7 Class A
10/26/44	2.449%	1,000,000	982,584
Series 2014-FRR7 Class B
10/26/44	2.437%	2,000,000	1,912,202
Series 2015-FR11 Class A705
09/27/44	1.899%	3,000,000	2,759,781
GS Mortgage Securities Trust Series 2007-GG10 Class AM (a)
08/10/45	5.988%	2,000,000	2,002,612
Invitation Homes Trust Series 2015-SFR3 Class F (a)(d)
08/17/32	4.948%	1,000,000	993,496
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	6,000,000	6,147,936
ORES NPL LLC Series 2013-LV2 Class A (d)
09/25/25	3.081%	660,779	660,118
Rialto Capital Management LLC Series 2014-LT5 Class B (d)
05/15/24	5.000%	3,000,000	2,998,830
Rialto Real Estate Fund LLC Series 2015-LT7 Class B (d)
12/25/32	5.071%	1,000,000	999,986
Rialto Real Estate Fund LP (d)
Series 2014-LT5 Class A
05/15/24	2.850%	503,607	503,748
Series 2014-LT6 Class B
09/15/24	5.486%	1,000,000	1,000,643
VFC LLC (d)
Series 2014-2 Class B
07/20/30	5.500%	3,000,000	2,999,187
Series 2015-3 Class B
12/20/31	4.750%	5,250,000	5,243,522

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $50,941,080)			$50,565,264

Asset-Backed Securities - Non-Agency 10.4%
A Voce CLO Ltd. Series 2014-1A Class C (a)(d)
07/15/26	3.789%	1,000,000	920,363
Ballyrock CLO LLC Series 2014-1A Class C (a)(d)
10/20/26	4.025%	1,630,000	1,512,643

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Betony CLO Ltd. Series 2015-1A Class E (a)(d)
04/15/27	5.639%	$4,250,000	$3,750,421
Carlyle Global Market Strategies CLO Series 2014-3A Class C1 (a)(d)
07/27/26	3.995%	4,000,000	3,891,056
GCAT LLC Series 2014-2 Class A1 (a)(d)
10/25/19	3.721%	923,712	927,089
New York Mortgage Trust Residential LLC (a)(d)
Series 2013-RP1A Class A
07/25/18	4.250%	1,212,004	1,236,179
Series 2013-RP2A Class A
09/25/18	4.600%	1,089,443	1,107,223
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (a)(d)
01/25/55	3.475%	670,177	669,050
Oak Hill Credit Partners X Ltd. Series 2014-10A Class C (a)(d)
07/20/26	3.387%	3,500,000	3,489,696
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (a)(d)
11/22/25	5.545%	1,750,000	1,593,226
Symphony CLO Ltd. Series 2014-14A Class D2 (a)(d)
07/14/26	3.886%	3,000,000	2,875,677
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (a)(d)
06/25/54	3.125%	197,651	197,080
Total Asset-Backed Securities - Non-Agency (Cost: $22,425,992)			$22,169,703

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Calls 0.7%
OTC 30-Year Interest Rate Swap(f)
	23,000,000	2.75	07/28/16	$1,385,890
Total Options Purchased Calls (Cost: $1,233,950)				$1,385,890

Options Purchased Puts 0.3%
OTC 5-Year Interest Rate Swap (f)
	100,000,000	2.50	10/30/15	19,320
	70,000,000	3.25	08/18/17	662,221
Total Options Purchased Puts (Cost: $3,066,500)				$681,541

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.150% (g)(h)	6,461,496	6,461,496
Total Money Market Funds (Cost: $6,461,496)		$6,461,496
Total Investments
(Cost: $377,538,117) (i)		$373,515,842(j)
Other Assets & Liabilities, Net		(161,192,089)
Net Assets		$212,323,753

At August 31, 2015, cash totaling $1,073,975 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at August 31, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
US 10YR NOTE (CBT)	(74)	USD	(9,402,625)	12/2015	35,692	—
US 2YR NOTE (CBT)	(119)	USD	(25,997,781)	12/2015	53,785	—
US 5YR NOTE (CBT)	(623)	USD	(74,409,563)	12/2015	335,212	—
Total			(100,407,344)		424,689	—

Interest Rate Swap Contracts Outstanding at August 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.812	07/10/2017	USD	110,000,000	(486)	—	(22,115)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $122,054,494 or 57.49% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $9,595,233, which represents 4.52% of net assets.

(f)	Purchased swaption contracts outstanding at August 31, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	08/22/2022	70,000,000	Paid	662,221
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.500	11/03/2020	100,000,000	Paid	19,320
Call - OTC 30-Year Interest Rate Swap	Citi	3-Month USD LIBOR	Pay	2.750	08/01/2046	23,000,000	Paid	1,385,890
								2,067,431

(g)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,448,540	39,236,967	(42,224,011)	6,461,496	615	6,461,496

(i)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $377,538,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,976,000
Unrealized Depreciation	(6,998,000)
Net Unrealized Depreciation	$(4,022,000)

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	220,915,330	—	220,915,330
Residential Mortgage-Backed Securities - Non-Agency	—	52,851,529	18,485,089	71,336,618
Commercial Mortgage-Backed Securities - Non-Agency	—	49,905,146	660,118	50,565,264
Asset-Backed Securities - Non-Agency	—	22,169,703	—	22,169,703
Options Purchased Calls	—	1,385,890	—	1,385,890
Options Purchased Puts	—	681,541	—	681,541
Money Market Funds	—	6,461,496	—	6,461,496
Total Investments	—	354,370,635	19,145,207	373,515,842
Derivatives
Assets
Futures Contracts	424,689	—	—	424,689
Liabilities
Swap Contracts	—	(22,115)	—	(22,115)
Total	424,689	354,348,520	19,145,207	373,918,416

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	9,448,540	9,448,540	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Total ($)
Balance as of May 31, 2015	16,392,110	926,673	17,318,783
Accrued discounts/premiums	4,625	(84)	4,541
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	(443,405)	(576)	(443,981)
Sales	(468,241)	(265,895)	(734,136)
Purchases	3,000,000	—	3,000,000
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of August 31, 2015	18,485,089	660,118	19,145,207

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2015 was $(443,981) which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(443,405) and Commercial Mortgage-Backed Securities — Non-Agency of $(576).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.8%
CONSUMER DISCRETIONARY 11.5%
Auto Components 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	114,839	$2,319,748
Dana Holding Corp.	217,619	3,817,037
Total		6,136,785
Hotels, Restaurants & Leisure 1.2%
Interval Leisure Group, Inc.	77,890	1,562,474
SeaWorld Entertainment, Inc.	98,000	1,744,400
Six Flags Entertainment Corp.	15,590	701,082
Total		4,007,956
Household Durables 2.6%
Tempur Sealy International, Inc. (a)	53,970	3,940,889
Tupperware Brands Corp.	26,040	1,334,029
Whirlpool Corp.	18,649	3,134,897
Total		8,409,815
Leisure Products 0.5%
Arctic Cat, Inc.	61,099	1,614,847
Multiline Retail 0.3%
Big Lots, Inc.	18,592	892,230
Specialty Retail 4.5%
Abercrombie & Fitch Co., Class A	36,500	724,890
Ascena Retail Group, Inc. (a)	102,200	1,233,554
Chico’s FAS, Inc.	63,310	943,952
Children’s Place, Inc. (The)	31,010	1,858,119
DSW, Inc., Class A	61,860	1,836,623
Finish Line, Inc., Class A (The)	34,410	907,392
Men’s Wearhouse, Inc. (The)	50,786	2,866,870
Pier 1 Imports, Inc.	113,000	1,150,340
Rent-A-Center, Inc.	31,536	848,003
Vitamin Shoppe, Inc. (a)	51,800	1,854,440
West Marine, Inc. (a)	71,970	631,177
Total		14,855,360
Textiles, Apparel & Luxury Goods 0.5%
Crocs, Inc. (a)	118,910	1,751,544
TOTAL CONSUMER DISCRETIONARY		37,668,537
CONSUMER STAPLES 3.1%
Beverages 0.5%
Treasury Wine Estates Ltd., ADR	416,810	1,767,275

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 2.3%
Dean Foods Co.	174,590	$2,873,751
Flowers Foods, Inc.	86,980	2,018,806
J&J Snack Foods Corp.	8,250	940,170
Post Holdings, Inc. (a)	23,922	1,561,628
Total		7,394,355
Household Products 0.2%
Orchids Paper Products Co.	25,179	630,230
Tobacco 0.1%
Alliance One International, Inc. (a)	16,535	381,628
TOTAL CONSUMER STAPLES		10,173,488
ENERGY 5.3%
Energy Equipment & Services 1.3%
Dril-Quip, Inc. (a)	19,050	1,313,307
Forum Energy Technologies, Inc. (a)	69,500	1,092,540
Gulfmark Offshore, Inc., Class A	30,255	273,203
Paragon Offshore PLC	325,700	293,130
Parker Drilling Co. (a)	273,500	921,695
Tidewater, Inc.	25,000	448,250
Total		4,342,125
Oil, Gas & Consumable Fuels 4.0%
Advantage Oil & Gas Ltd. (a)	304,421	1,698,669
Ardmore Shipping Corp.	95,916	1,076,177
Carrizo Oil & Gas, Inc. (a)	47,160	1,718,039
Cobalt International Energy, Inc. (a)	100,456	804,653
Diamondback Energy, Inc. (a)	25,450	1,737,980
Laredo Petroleum, Inc. (a)	116,425	1,186,371
LinnCo LLC	53,834	164,194
Oasis Petroleum, Inc. (a)	112,800	1,258,848
Parsley Energy, Inc., Class A (a)	47,550	817,860
Petroquest Energy, Inc. (a)	745,352	1,073,307
RSP Permian, Inc. (a)	60,000	1,436,400
Total		12,972,498
TOTAL ENERGY		17,314,623
FINANCIALS 22.2%
Banks 9.6%
Ameris Bancorp	63,325	1,726,873
BankUnited, Inc.	20,585	733,649
Banner Corp.	20,180	896,194
City National Corp.	37,773	3,315,714
First Busey Corp.	147,550	944,320

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
First Community Bancshares, Inc.	47,815	$846,804
First Horizon National Corp.	88,140	1,280,674
First Niagara Financial Group, Inc.	133,140	1,231,545
FirstMerit Corp.	74,170	1,332,093
Hancock Holding Co.	52,400	1,471,392
Hanmi Financial Corp.	105,970	2,568,713
Investors Bancorp, Inc.	146,153	1,721,682
Lakeland Financial Corp.	22,531	925,799
Prosperity Bancshares, Inc.	42,870	2,215,093
Renasant Corp.	31,050	973,107
Simmons First National Corp., Class A	30,255	1,327,287
Texas Capital Bancshares, Inc. (a)	60,500	3,258,530
Umpqua Holdings Corp.	170,360	2,846,715
Zions Bancorporation	67,210	1,949,090
Total		31,565,274
Capital Markets 0.8%
Artisan Partners Asset Management, Inc., Class A	27,324	1,116,732
Virtus Investment Partners, Inc.	12,400	1,426,744
Total		2,543,476
Consumer Finance 0.4%
Encore Capital Group, Inc. (a)	30,200	1,227,026
Insurance 5.0%
American National Insurance Co.	36,867	3,660,525
Aspen Insurance Holdings Ltd.	91,000	4,177,810
Endurance Specialty Holdings Ltd.	82,396	5,252,745
Horace Mann Educators Corp.	87,576	2,909,275
RenaissanceRe Holdings Ltd.	3,393	345,916
Total		16,346,271
Real Estate Investment Trusts (REITs) 4.9%
Capstead Mortgage Corp.	42,650	444,413
Chesapeake Lodging Trust	44,810	1,295,457
Chimera Investment Corp.	57,085	799,761
Equity Commonwealth (a)	68,495	1,759,637
Granite Real Estate Investment Trust	90,205	2,548,291
Ladder Capital Corp., Class A	70,750	1,102,285
Mack-Cali Realty Corp.	71,080	1,331,328
New Residential Investment Corp.	92,800	1,314,048
Parkway Properties, Inc.	109,800	1,739,232
PennyMac Mortgage Investment Trust	102,520	1,544,976
Redwood Trust, Inc.	116,060	1,693,316
Urstadt Biddle Properties, Inc., Class A	30,625	549,106
Total		16,121,850

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 1.5%
Bank Mutual Corp.	67,948	$491,264
Essent Group Ltd. (a)	67,420	1,806,182
Ocwen Financial Corp. (a)	232,520	1,729,949
TFS Financial Corp.	61,610	1,057,843
Total		5,085,238
TOTAL FINANCIALS		72,889,135
HEALTH CARE 6.6%
Health Care Equipment & Supplies 4.2%
Alere, Inc. (a)	31,755	1,650,307
Alphatec Holdings, Inc. (a)	269,800	155,135
Haemonetics Corp. (a)	120,433	4,348,836
Hill-Rom Holdings, Inc.	15,870	838,571
Integra LifeSciences Holdings Corp. (a)	22,300	1,337,554
Orthofix International NV (a)	104,502	3,916,735
STERIS Corp.	26,050	1,668,502
Total		13,915,640
Health Care Providers & Services 1.9%
AMN Healthcare Services, Inc. (a)	41,421	1,391,746
Amsurg Corp. (a)	16,500	1,293,930
HealthSouth Corp.	62,906	2,686,086
LHC Group, Inc. (a)	19,380	839,154
Total		6,210,916
Life Sciences Tools & Services 0.5%
Bio-Rad Laboratories, Inc., Class A (a)	5,720	796,968
Charles River Laboratories International, Inc. (a)	10,905	751,245
Total		1,548,213
TOTAL HEALTH CARE		21,674,769
INDUSTRIALS 22.1%
Aerospace & Defense 0.4%
Esterline Technologies Corp. (a)	8,255	674,516
Orbital ATK, Inc.	9,684	733,176
Total		1,407,692
Air Freight & Logistics 0.2%
Forward Air Corp.	11,600	522,232
Airlines 0.6%
Air France-KLM, ADR (a)	286,770	1,968,676

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 1.8%
Gibraltar Industries, Inc. (a)	71,306	$1,168,705
Simpson Manufacturing Co., Inc.	79,885	2,788,786
Trex Co., Inc. (a)	54,190	2,103,114
Total		6,060,605
Commercial Services & Supplies 2.6%
Essendant, Inc.	41,380	1,427,610
Herman Miller, Inc.	33,590	910,625
KAR Auction Services, Inc.	64,400	2,385,376
Mobile Mini, Inc.	69,410	2,360,634
Tetra Tech, Inc.	52,700	1,369,146
Total		8,453,391
Construction & Engineering 2.2%
Comfort Systems U.S.A., Inc.	89,219	2,473,151
EMCOR Group, Inc.	33,870	1,561,068
Great Lakes Dredge & Dock Corp. (a)	155,470	862,858
Primoris Services Corp.	121,700	2,235,629
Total		7,132,706
Electrical Equipment 1.5%
AZZ, Inc.	60,565	3,064,589
Encore Wire Corp.	46,500	1,509,855
EnerSys	10,010	535,235
Total		5,109,679
Machinery 7.2%
Actuant Corp., Class A	57,800	1,239,232
Astec Industries, Inc.	15,870	627,024
Barnes Group, Inc.	80,700	3,117,441
Dynamic Materials Corp.	20,030	226,940
ESCO Technologies, Inc.	81,955	2,959,395
Harsco Corp.	127,387	1,472,594
IDEX Corp.	18,700	1,343,221
ITT Corp.	21,670	810,675
Kennametal, Inc.	53,888	1,643,584
Manitowoc Co., Inc. (The)	107,560	1,837,125
NN, Inc.	72,795	1,762,367
Oshkosh Corp.	64,225	2,700,661
Tecumseh Products Co. (a)	10,948	54,521
Terex Corp.	84,204	1,964,479
TriMas Corp. (a)	24,142	440,350
Watts Water Technologies, Inc., Class A	24,429	1,339,930
Total		23,539,539
Professional Services 1.0%
FTI Consulting, Inc. (a)	23,590	940,297

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
Korn/Ferry International	28,150	$959,071
Resources Connection, Inc.	85,500	1,341,495
Total		3,240,863
Road & Rail 1.2%
Con-way, Inc.	72,900	2,566,080
Landstar System, Inc.	20,600	1,363,720
Total		3,929,800
Trading Companies & Distributors 3.4%
AerCap Holdings NV (a)	163,500	6,873,540
Applied Industrial Technologies, Inc.	21,180	896,761
Beacon Roofing Supply, Inc. (a)	39,000	1,413,750
Fly Leasing Ltd., ADR	75,418	992,501
Veritiv Corp. (a)	27,500	988,075
Total		11,164,627
TOTAL INDUSTRIALS		72,529,810
INFORMATION TECHNOLOGY 16.3%
Communications Equipment 0.8%
Aviat Networks, Inc. (a)	448,926	520,754
Extreme Networks, Inc. (a)	374,601	1,123,803
Polycom, Inc. (a)	99,045	1,065,724
Total		2,710,281
Electronic Equipment, Instruments & Components 7.0%
Celestica, Inc. (a)	54,737	668,339
Electro Scientific Industries, Inc.	221,720	1,028,781
FARO Technologies, Inc. (a)	39,700	1,542,345
GSI Group, Inc. (a)	64,590	839,024
II-VI, Inc. (a)	152,855	2,581,721
Jabil Circuit, Inc.	69,300	1,340,955
Mercury Systems, Inc. (a)	86,580	1,371,427
Park Electrochemical Corp.	47,470	835,947
Plexus Corp. (a)	42,100	1,602,747
Radisys Corp. (a)	163,050	446,757
Sanmina Corp. (a)	347,608	6,687,978
Tech Data Corp. (a)	28,650	1,869,126
Vishay Intertechnology, Inc.	209,612	2,070,966
Total		22,886,113
Internet Software & Services 0.8%
EarthLink Holdings Corp.	94,920	796,379
Endurance International Group Holdings, Inc. (a)	77,500	1,184,975
Marchex, Inc.	153,100	607,807
Total		2,589,161

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 1.0%
CoreLogic, Inc. (a)	42,220	$1,602,249
EVERTEC, Inc.	102,000	1,846,200
Total		3,448,449
Semiconductors & Semiconductor Equipment 4.7%
Axcelis Technologies, Inc. (a)	457,720	1,492,167
Brooks Automation, Inc.	198,090	2,056,175
Diodes, Inc. (a)	98,680	1,943,009
Fairchild Semiconductor International, Inc. (a)	177,300	2,411,280
Micron Technology, Inc. (a)	126,000	2,067,660
Photronics, Inc. (a)	390,074	3,553,574
Tessera Technologies, Inc.	31,380	1,027,381
Xcerra Corp. (a)	146,100	914,586
Total		15,465,832
Software 1.1%
CommVault Systems, Inc. (a)	20,780	744,755
Comverse, Inc. (a)	43,670	822,743
Mentor Graphics Corp.	76,200	1,969,008
Total		3,536,506
Technology Hardware, Storage & Peripherals 0.9%
Avid Technology, Inc. (a)	122,940	1,021,631
Logitech International SA	60,775	804,661
Wincor Nixdorf AG ADR	125,100	1,065,327
Total		2,891,619
TOTAL INFORMATION TECHNOLOGY		53,527,961
MATERIALS 7.7%
Chemicals 2.0%
Innospec, Inc.	37,050	1,819,155
Minerals Technologies, Inc.	16,605	893,183
PolyOne Corp.	69,980	2,272,250
Scotts Miracle-Gro Co., Class A	23,562	1,465,321
Total		6,449,909
Containers & Packaging 0.8%
Myers Industries, Inc.	95,647	1,363,926
Silgan Holdings, Inc.	24,800	1,298,528
Total		2,662,454
Metals & Mining 3.4%
Alamos Gold, Inc., Class A (a)	788,573	3,233,149
Allegheny Technologies, Inc.	25,340	489,315
AuRico Metals, Inc. (a)	289,874	159,141
B2Gold Corp. (a)	1,974,100	2,349,179

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Coeur Mining, Inc. (a)	729,140	$2,449,911
Pan American Silver Corp.	97,900	678,447
Schnitzer Steel Industries, Inc., Class A	99,867	1,728,698
Total		11,087,840
Paper & Forest Products 1.5%
PH Glatfelter Co.	59,090	1,067,165
Resolute Forest Products, Inc. (a)	383,998	3,874,540
Total		4,941,705
TOTAL MATERIALS		25,141,908
UTILITIES 1.0%
Electric Utilities 0.6%
Portland General Electric Co.	17,120	591,325
Westar Energy, Inc.	42,445	1,551,365
Total		2,142,690
Gas Utilities 0.2%
New Jersey Resources Corp.	24,190	683,851
Water Utilities 0.2%
American States Water Co.	16,870	636,842
TOTAL UTILITIES		3,463,383
Total Common Stocks (Cost: $288,339,859)		$314,383,614

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(b)(c)(d)	52,560	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.150% (e)(f)	11,783,041	$11,783,041
Total Money Market Funds (Cost: $11,783,041)		$11,783,041

Total Investments (Cost: $300,122,900) (g)	$326,166,655(h)
Other Assets & Liabilities, Net	1,834,699
Net Assets	$328,001,354

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $0. Information concerning such security holdings at August 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12-17-2013	—

(c)	Negligible market value.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $0.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,606,519	27,744,652	(32,568,130)	11,783,041	5,261	11,783,041

(g)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $300,123,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,476,000
Unrealized Depreciation	(37,432,000)
Net Unrealized Appreciation	$26,044,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	37,668,537	—	—	37,668,537
Consumer Staples	10,173,488	—	—	10,173,488
Energy	17,314,623	—	—	17,314,623
Financials	72,889,135	—	—	72,889,135
Health Care	21,674,769	—	—	21,674,769
Industrials	72,529,810	—	—	72,529,810
Information Technology	53,527,961	—	—	53,527,961
Materials	24,982,767	159,141	—	25,141,908
Utilities	3,463,383	—	—	3,463,383
Total Common Stocks	314,224,473	159,141	—	314,383,614
Rights
Industrials
Airlines	—	—	0(a)	0(a)
Money Market Funds	—	11,783,041	—	11,783,041
Total Investments	314,224,473	11,942,182	0(a)	326,166,655

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
-	16,606,519	16,606,519	-

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 5.5%
Multiline Retail 2.4%
Nordstrom, Inc.	300,000	$21,864,000
Specialty Retail 3.1%
Lowe’s Companies, Inc.	400,000	27,668,000
TOTAL CONSUMER DISCRETIONARY		49,532,000
CONSUMER STAPLES 12.4%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	105,000	14,705,250
Food Products 4.5%
Tyson Foods, Inc., Class A	950,000	40,166,000
Tobacco 6.3%
Altria Group, Inc.	600,000	32,148,000
Philip Morris International, Inc.	300,000	23,940,000
Total		56,088,000
TOTAL CONSUMER STAPLES		110,959,250
ENERGY 12.8%
Oil, Gas & Consumable Fuels 12.8%
Anadarko Petroleum Corp.	300,000	21,474,000
Chevron Corp.	140,000	11,338,600
ConocoPhillips	275,000	13,516,250
Marathon Oil Corp.	450,000	7,780,500
Marathon Petroleum Corp.	460,000	21,762,600
Valero Energy Corp.	375,000	22,252,500
Williams Companies, Inc. (The)	350,000	16,870,000
Total		114,994,450
TOTAL ENERGY		114,994,450
FINANCIALS 26.4%
Banks 14.1%
Bank of America Corp.	1,960,000	32,026,400
Citigroup, Inc.	600,000	32,088,000
JPMorgan Chase & Co.	525,000	33,652,500
Wells Fargo & Co.	550,000	29,331,500
Total		127,098,400
Capital Markets 3.3%
Morgan Stanley	850,000	29,282,500

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 9.0%
MetLife, Inc.	480,000	$24,048,000
Prudential Financial, Inc.	325,000	26,227,500
Unum Group	900,000	30,186,000
Total		80,461,500
TOTAL FINANCIALS		236,842,400
HEALTH CARE 11.0%
Biotechnology 0.8%
Baxalta, Inc.	200,000	7,030,000
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	200,000	7,690,000
Health Care Providers & Services 5.6%
Express Scripts Holding Co. (a)	200,000	16,720,000
Humana, Inc.	185,000	33,816,150
Total		50,536,150
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	560,000	33,303,200
TOTAL HEALTH CARE		98,559,350
INDUSTRIALS 10.0%
Aerospace & Defense 6.3%
General Dynamics Corp.	90,000	12,782,700
Honeywell International, Inc.	250,000	24,817,500
United Technologies Corp.	210,000	19,238,100
Total		56,838,300
Road & Rail 3.7%
CSX Corp.	600,000	16,428,000
Union Pacific Corp.	190,000	16,290,600
Total		32,718,600
TOTAL INDUSTRIALS		89,556,900
INFORMATION TECHNOLOGY 10.3%
Communications Equipment 2.3%
Juniper Networks, Inc.	805,000	20,696,550
Electronic Equipment, Instruments & Components 2.4%
Corning, Inc.	1,275,500	21,951,355

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.6%
Teradata Corp. (a)	800,000	$23,384,000
Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	1,658,000	26,668,930
TOTAL INFORMATION TECHNOLOGY		92,700,835
MATERIALS 3.1%
Chemicals 2.0%
EI du Pont de Nemours & Co.	360,000	18,540,000
Metals & Mining 1.1%
Freeport-McMoRan, Inc.	900,000	9,576,000
TOTAL MATERIALS		28,116,000
TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 4.3%
Verizon Communications, Inc.	830,000	38,188,300
TOTAL TELECOMMUNICATION SERVICES		38,188,300

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.6%
Independent Power and Renewable Electricity Producers 3.6%
AES Corp. (The)	2,700,000	$32,400,000
TOTAL UTILITIES		32,400,000
Total Common Stocks (Cost: $644,229,517)		$891,849,485

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.150% (b)(c)	5,252,534	$5,252,534
Total Money Market Funds (Cost: $5,252,534)		$5,252,534
Total Investments
(Cost: $649,482,051) (d)		$897,102,019(e)
Other Assets & Liabilities, Net		286,523
Net Assets		$897,388,542

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,089,530	26,608,368	(23,445,364)	5,252,534	1,752	5,252,534

(d)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $649,482,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$294,092,000
Unrealized Depreciation	(46,472,000)
Net Unrealized Appreciation	$247,620,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	49,532,000	—	—	49,532,000
Consumer Staples	110,959,250	—	—	110,959,250
Energy	114,994,450	—	—	114,994,450
Financials	236,842,400	—	—	236,842,400
Health Care	98,559,350	—	—	98,559,350
Industrials	89,556,900	—	—	89,556,900
Information Technology	92,700,835	—	—	92,700,835
Materials	28,116,000	—	—	28,116,000
Telecommunication Services	38,188,300	—	—	38,188,300
Utilities	32,400,000	—	—	32,400,000
Total Common Stocks	891,849,485	—	—	891,849,485
Money Market Funds	—	5,252,534	—	5,252,534
Total Investments	891,849,485	5,252,534	—	897,102,019

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
–	2,089,530	2,089,530	–

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.3%
CONSUMER DISCRETIONARY 17.6%
Auto Components 3.9%
American Axle & Manufacturing Holdings, Inc. (a)	450,000	$9,090,000
Motorcar Parts of America, Inc. (a)	290,000	9,248,100
Total		18,338,100
Diversified Consumer Services 1.9%
Sotheby’s	250,000	8,802,500
Hotels, Restaurants & Leisure 2.4%
Texas Roadhouse, Inc.	310,000	11,156,900
Household Durables 4.9%
Beazer Homes USA, Inc. (a)	495,000	8,266,500
Lennar Corp., Class A	180,500	9,187,450
William Lyon Homes, Inc. Class A (a)	251,000	5,687,660
Total		23,141,610
Specialty Retail 1.0%
Vitamin Shoppe, Inc. (a)	135,000	4,833,000
Textiles, Apparel & Luxury Goods 3.5%
Hanesbrands, Inc.	540,000	16,259,400
TOTAL CONSUMER DISCRETIONARY		82,531,510
CONSUMER STAPLES 5.6%
Food Products 3.6%
Dean Foods Co.	550,000	9,053,000
WhiteWave Foods Co. (The), Class A (a)	175,000	8,074,500
Total		17,127,500
Personal Products 2.0%
Herbalife Ltd. (a)	160,000	9,211,200
TOTAL CONSUMER STAPLES		26,338,700
ENERGY 4.7%
Energy Equipment & Services 4.7%
Exterran Holdings, Inc.	300,000	6,696,000
Superior Energy Services, Inc.	400,000	6,364,000
Tetra Technologies, Inc. (a)	1,150,000	8,843,500
Total		21,903,500
TOTAL ENERGY		21,903,500

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 15.8%
Banks 1.8%
Opus Bank	225,000	$8,277,750
Insurance 10.4%
Endurance Specialty Holdings Ltd.	237,500	15,140,625
Hanover Insurance Group, Inc. (The)	210,000	16,569,000
Lincoln National Corp.	200,000	10,158,000
State National Companies, Inc.	750,000	7,125,000
Total		48,992,625
Real Estate Investment Trusts (REITs) 3.6%
Gaming and Leisure Properties, Inc.	280,000	8,663,200
Ladder Capital Corp., Class A	525,000	8,179,500
Total		16,842,700
TOTAL FINANCIALS		74,113,075
HEALTH CARE 13.1%
Biotechnology 2.4%
Ligand Pharmaceuticals, Inc. (a)	120,972	11,122,166
Health Care Equipment & Supplies 2.4%
Analogic Corp.	100,000	8,058,000
Sirona Dental Systems, Inc. (a)	35,000	3,338,300
Total		11,396,300
Health Care Providers & Services 5.7%
PharMerica Corp. (a)	450,000	14,724,000
WellCare Health Plans, Inc. (a)	130,000	11,787,100
Total		26,511,100
Pharmaceuticals 2.6%
Impax Laboratories, Inc. (a)	303,500	12,431,360
TOTAL HEALTH CARE		61,460,926
INDUSTRIALS 13.1%
Aerospace & Defense 2.3%
Cubic Corp.	260,000	10,951,200
Airlines 3.1%
United Continental Holdings, Inc. (a)	250,000	14,242,500
Building Products 1.0%
Armstrong World Industries, Inc. (a)	80,000	4,448,800

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 2.1%
Waste Connections, Inc.	210,000	$9,987,600
Electrical Equipment 1.0%
EnerSys	90,000	4,812,300
Machinery 0.9%
Mueller Industries, Inc.	135,000	4,294,350
Road & Rail 2.7%
Swift Transportation Co. (a)	650,000	12,668,500
TOTAL INDUSTRIALS		61,405,250
INFORMATION TECHNOLOGY 12.4%
Communications Equipment 5.7%
Calix, Inc. (a)	1,450,000	11,614,500
Extreme Networks, Inc. (a)	3,250,000	9,750,000
Lumentum Holdings, Inc. (a)	110,000	2,171,400
Viavi Solutions, Inc. (a)	550,000	2,953,500
Total		26,489,400
Electronic Equipment, Instruments & Components 1.9%
Belden, Inc.	178,000	8,969,420
IT Services 3.0%
CACI International, Inc., Class A (a)	120,441	9,444,983
EPAM Systems, Inc. (a)	64,000	4,519,040
Total		13,964,023
Software 1.8%
Allot Communications Ltd. (a)	425,000	2,218,500
BroadSoft, Inc. (a)	204,000	6,438,240
Total		8,656,740
TOTAL INFORMATION TECHNOLOGY		58,079,583
MATERIALS 6.4%
Chemicals 5.1%
Ferro Corp. (a)	900,000	11,070,000
Minerals Technologies, Inc.	240,000	12,909,600
Total		23,979,600

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 1.3%
Owens-Illinois, Inc. (a)	275,000	$5,733,750
TOTAL MATERIALS		29,713,350
TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.9%
Globalstar, Inc. (a)	2,300,000	4,048,000
Wireless Telecommunication Services 3.7%
Telephone & Data Systems, Inc.	620,000	17,632,800
TOTAL TELECOMMUNICATION SERVICES		21,680,800
Total Common Stocks (Cost: $315,267,750)		$437,226,694

Limited Partnerships 1.6%
ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
Sunoco LP	193,120	7,605,066
TOTAL ENERGY		7,605,066
Total Limited Partnerships (Cost: $7,063,920)		$7,605,066

	Shares	Value

Money Market Funds 4.2%
Columbia Short-Term Cash Fund, 0.150% (b)(c)	19,701,819	19,701,819
Total Money Market Funds (Cost: $19,701,819)		$19,701,819
Total Investments (Cost: $342,033,489) (d)		$464,533,579(e)
Other Assets & Liabilities, Net		4,285,232
Net Assets		$468,818,811

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2015.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,094,229	24,733,219	(26,125,629)	19,701,819	8,166	19,701,819

(d)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $342,033,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$146,837,000
Unrealized Depreciation	(24,336,000)
Net Unrealized Appreciation	$122,501,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	82,531,510	—	—	82,531,510
Consumer Staples	26,338,700	—	—	26,338,700
Energy	21,903,500	—	—	21,903,500
Financials	74,113,075	—	—	74,113,075
Health Care	61,460,926	—	—	61,460,926
Industrials	61,405,250	—	—	61,405,250
Information Technology	58,079,583	—	—	58,079,583
Materials	29,713,350	—	—	29,713,350
Telecommunication Services	21,680,800	—	—	21,680,800
Total Common Stocks	437,226,694	—	—	437,226,694
Limited Partnerships
Energy	7,605,066	—	—	7,605,066
Money Market Funds	—	19,701,819	—	19,701,819
Total Investments	444,831,760	19,701,819	—	464,533,579

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
–	21,094,229	21,094,229	–

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 2.2%
Diversified Consumer Services 0.8%
LifeLock, Inc. (a)	3,702,500	$31,286,125
Internet & Catalog Retail 1.4%
Expedia, Inc.	127,900	14,707,221
Travelport Worldwide Ltd.	2,822,806	37,402,180
Total		52,109,401
TOTAL CONSUMER DISCRETIONARY		83,395,526
FINANCIALS —%
Diversified Financial Services —%
Hanei Corp. (a)(b)(c)(d)	49,382	—
TOTAL FINANCIALS		—
HEALTH CARE 0.2%
Health Care Technology 0.2%
Veeva Systems Inc., Class A (a)	397,100	10,284,890
TOTAL HEALTH CARE		10,284,890
INFORMATION TECHNOLOGY 96.2%
Communications Equipment 5.0%
Arista Networks, Inc. (a)	615,757	46,052,466
Arris Group, Inc. (a)	530,000	14,002,600
Cisco Systems, Inc.	2,102,400	54,410,112
F5 Networks, Inc. (a)	622,900	75,626,289
Flashpoint Technology, Inc. (a)(b)(c)(d)	246,914	—
Total		190,091,467
Internet Software & Services 6.1%
Facebook, Inc., Class A (a)	291,100	26,033,073
Google, Inc., Class A (a)	149,700	96,978,654
Google, Inc., Class C (a)	153,851	95,118,381
TransUnion (a)	447,631	11,575,738
Total		229,705,846
IT Services 6.2%
Computer Sciences Corp.	733,700	45,482,063
Euronet Worldwide, Inc. (a)	173,600	11,191,992
Fidelity National Information Services, Inc.	369,400	25,510,764
Sabre Corp.	1,123,731	30,587,958
Vantiv, Inc., Class A (a)	375,314	16,528,829
Visa, Inc., Class A	1,471,600	104,925,080
Total		234,226,686

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 48.2%
Advanced Energy Industries, Inc. (a)(e)	2,454,770	$59,577,268
Altera Corp.	819,700	39,796,435
Applied Materials, Inc.	604,500	9,723,382
Avago Technologies Ltd.	1,285,631	161,950,937
Broadcom Corp., Class A	3,914,397	202,256,893
Cavium, Inc. (a)	699,600	47,586,792
Cypress Semiconductor Corp.	1,228,700	12,287,000
Lam Research Corp.	4,603,032	334,962,639
Lattice Semiconductor Corp. (a)(e)	10,391,777	43,437,628
Marvell Technology Group Ltd.	4,561,413	51,407,125
Mattson Technology, Inc. (a)(e)	7,490,187	21,047,425
Maxim Integrated Products, Inc.	4,059,100	136,669,897
Micron Technology, Inc. (a)	1,190,100	19,529,541
Microsemi Corp. (a)	3,228,796	102,546,561
Qorvo, Inc. (a)	1,881,877	104,462,992
Skyworks Solutions, Inc.	842,426	73,585,911
Synaptics, Inc. (a)(e)	2,903,977	203,539,748
Teradyne, Inc. (e)	10,554,277	190,399,157
Total		1,814,767,331
Software 22.6%
Activision Blizzard, Inc.	883,323	25,289,537
AVG Technologies NV (a)	1,056,300	24,432,219
Check Point Software Technologies Ltd. (a)	1,437,649	112,150,999
Imperva, Inc. (a)	116,400	6,935,112
King Digital Entertainment PLC	7,085,252	94,446,409
Nuance Communications, Inc. (a)	2,779,394	45,776,619
Red Hat, Inc. (a)	272,419	19,671,376
Rovi Corp. (a)	3,880,400	42,956,028
Salesforce.com, inc. (a)	532,251	36,916,929
SolarWinds, Inc. (a)	1,553,117	61,736,401
Synchronoss Technologies, Inc. (a)	84,500	3,412,955
Synopsys, Inc. (a)	5,793,692	271,897,966
Verint Systems, Inc. (a)	890,455	47,487,965
VMware, Inc., Class A (a)	726,173	57,476,593
Total		850,587,108
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	1,897,700	213,984,652
Electronics for Imaging, Inc. (a)	1,079,029	47,229,099
Hewlett-Packard Co.	1,131,900	31,761,114
QLogic Corp. (a)	1,049,500	10,851,830
Total		303,826,695
TOTAL INFORMATION TECHNOLOGY		3,623,205,133

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	1	$33
Ooma, Inc. (a)	223,500	1,971,270
Total		1,971,303
TOTAL TELECOMMUNICATION SERVICES		1,971,303
Total Common Stocks (Cost: $2,842,323,724)		$3,718,856,852

Convertible Preferred Stocks 0.1%
INFORMATION TECHNOLOGY 0.1%
Technology Hardware, Storage & Peripherals 0.1%
Silver Peak Systems, Inc. (a)(b)(d)	2,620,545	1,991,614
TOTAL INFORMATION TECHNOLOGY		1,991,614
Total Convertible Preferred Stocks (Cost: $10,041,773)		$1,991,614

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.150% (e)(f)	49,613,879	$49,613,879
Total Money Market Funds (Cost: $49,613,879)		$49,613,879
Total Investments
(Cost: $2,901,979,376) (g)		$3,770,462,345(h)
Other Assets & Liabilities, Net		(3,826,790)
Net Assets		$3,766,635,555

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $1,991,614, which represents 0.05% of net assets.  Information concerning such security holdings at August 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	09-10-1999	1,000,844
Hanei Corp.	09-10-1999	—
Silver Peak Systems, Inc.	01-14-2008	10,041,774

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $1,991,614, which represents 0.05% of net assets.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Advanced Energy Industries, Inc.	51,047,540	861,331	—	—	51,908,871	—	59,577,268
Columbia Short-Term Cash Fund	55,210,807	270,397,379	(275,994,307)	—	49,613,879	13,639	49,613,879
Lattice Semiconductor Corp.	64,666,693	1,639,022	—	—	66,305,715	—	43,437,628
Mattson Technology, Inc.	19,628,264	2,805,628	—	—	22,433,892	—	21,047,425
Synaptics, Inc.	137,052,790	9,755,721	—	—	146,808,511	—	203,539,748
Teradyne, Inc.*	166,467,341	1,979,159	(3,727,642)	669,396	165,388,254	—	190,399,157
Total	494,073,435	287,438,240	(279,721,949)	669,396	502,459,122	13,639	567,615,105

*Issuer was not an affiliate for the entire period ended August 31, 2015.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(g)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $2,901,979,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,025,727,000
Unrealized Depreciation	$(157,244,000)
Net Unrealized Appreciation	$868,483,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	83,395,526	—	—	83,395,526
Financials	—	—	0 (a)	0 (a)
Health Care	10,284,890	—	—	10,284,890
Information Technology	3,623,205,133	—	0 (a)	3,623,205,133
Telecommunication Services	1,971,303	—	—	1,971,303
Total Common Stocks	3,718,856,852	—	—	3,718,856,852
Convertible Preferred Stocks
Information Technology	—	—	1,991,614	1,991,614
Money Market Funds	—	49,613,879	—	49,613,879
Total Investments	3,718,856,852	49,613,879	1,991,614	3,770,462,345

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available.  Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	55,210,807	55,210,807	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and convertible preferred stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Small/Mid Cap Value Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 17.0%
Auto Components 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	270,000	$5,454,000
Motorcar Parts of America, Inc. (a)	245,000	7,813,050
Tenneco, Inc. (a)	110,000	5,175,500
Total		18,442,550
Diversified Consumer Services 1.8%
Houghton Mifflin Harcourt Co. (a)	423,900	9,571,662
Nord Anglia Education, Inc. (a)	435,000	8,934,900
Total		18,506,562
Hotels, Restaurants & Leisure 3.0%
Bloomin’ Brands, Inc.	325,000	6,727,500
Dave & Buster’s Entertainment, Inc. (a)	195,000	6,715,800
Penn National Gaming, Inc. (a)	405,000	7,354,800
Red Robin Gourmet Burgers, Inc. (a)	113,000	8,903,270
Total		29,701,370
Household Durables 3.3%
D.R. Horton, Inc.	392,000	11,905,040
Helen of Troy Ltd. (a)	155,000	13,196,700
KB Home	524,900	7,689,785
Total		32,791,525
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	175,000	5,071,500
Media General, Inc. (a)	397,557	4,671,295
Sinclair Broadcast Group, Inc., Class A	217,400	5,821,972
Total		15,564,767
Multiline Retail 1.3%
JCPenney Co., Inc. (a)	1,450,000	13,209,500
Specialty Retail 4.2%
American Eagle Outfitters, Inc.	535,000	9,105,700
Best Buy Co., Inc.	360,000	13,226,400
Guess?, Inc.	245,000	5,416,950
Party City Holdco, Inc. (a)	448,000	7,589,120
TravelCenters of America LLC (a)	542,300	6,393,717
Total		41,731,887
TOTAL CONSUMER DISCRETIONARY		169,948,161
CONSUMER STAPLES 4.2%
Food & Staples Retailing 2.4%
Rite Aid Corp. (a)	1,552,500	12,808,125

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
SUPERVALU, Inc. (a)	1,270,000	$10,464,800
Total		23,272,925
Food Products 1.0%
TreeHouse Foods, Inc. (a)	127,000	10,079,990
Personal Products 0.8%
Nu Skin Enterprises, Inc., Class A	177,000	8,085,360
TOTAL CONSUMER STAPLES		41,438,275
ENERGY 4.8%
Energy Equipment & Services 1.0%
Patterson-UTI Energy, Inc.	592,000	9,637,760
Oil, Gas & Consumable Fuels 3.8%
Aegean Marine Petroleum Network, Inc.	650,000	5,499,000
Carrizo Oil & Gas, Inc. (a)	71,500	2,604,745
Delek U.S. Holdings, Inc.	300,700	9,249,532
Matador Resources Co. (a)	440,000	10,080,400
Parsley Energy, Inc., Class A (a)	151,800	2,610,960
PDC Energy, Inc. (a)	145,000	8,146,100
Total		38,190,737
TOTAL ENERGY		47,828,497
FINANCIALS 33.9%
Banks 9.8%
Comerica, Inc.	276,000	12,144,000
Customers Bancorp, Inc. (a)	330,000	8,088,300
East West Bancorp, Inc.	334,000	13,496,940
Huntington Bancshares, Inc.	1,355,500	14,788,505
Prosperity Bancshares, Inc.	115,000	5,942,050
Texas Capital Bancshares, Inc. (a)	195,000	10,502,700
Umpqua Holdings Corp.	788,700	13,179,177
Wilshire Bancorp, Inc.	450,000	4,806,000
Zions Bancorporation	510,000	14,790,000
Total		97,737,672
Capital Markets 2.2%
Affiliated Managers Group, Inc. (a)	21,000	3,915,240
E*TRADE Financial Corp. (a)	373,000	9,806,170
Virtu Financial, Inc. Class A	375,000	8,827,500
Total		22,548,910

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 6.5%
American Equity Investment Life Holding Co.	368,000	$8,927,680
Amtrust Financial Services, Inc.	151,000	8,780,650
Assured Guaranty Ltd.	200,000	5,052,000
CNO Financial Group, Inc.	590,000	10,555,100
FNF Group	300,000	10,923,000
Hartford Financial Services Group, Inc. (The)	192,000	8,822,400
XL Group PLC	320,000	11,932,800
Total		64,993,630
Real Estate Investment Trusts (REITs) 10.8%
Alexandria Real Estate Equities, Inc.	120,000	10,318,800
American Assets Trust, Inc.	305,600	11,771,712
CubeSmart	500,000	12,645,000
First Industrial Realty Trust, Inc.	370,000	7,174,300
Geo Group, Inc. (The)	139,750	4,196,692
Highwoods Properties, Inc.	283,000	10,737,020
Kilroy Realty Corp.	177,400	11,506,164
Mack-Cali Realty Corp.	325,000	6,087,250
QTS Realty Trust Inc., Class A	326,000	13,101,940
RLJ Lodging Trust	220,000	6,058,800
Strategic Hotels & Resorts, Inc. (a)	305,000	4,114,450
Tanger Factory Outlet Centers, Inc.	325,000	10,283,000
Total		107,995,128
Thrifts & Mortgage Finance 4.6%
EverBank Financial Corp.	710,000	14,043,800
Flagstar Bancorp, Inc. (a)	490,000	9,961,700
MGIC Investment Corp. (a)	960,000	10,137,600
Radian Group, Inc.	635,000	11,417,300
Total		45,560,400
TOTAL FINANCIALS		338,835,740
HEALTH CARE 8.1%
Health Care Equipment & Supplies 2.5%
Globus Medical, Inc., Class A (a)	508,000	12,405,360
Teleflex, Inc.	95,000	12,426,000
Total		24,831,360
Health Care Providers & Services 4.3%
Kindred Healthcare, Inc.	420,000	8,433,600
LifePoint Health, Inc. (a)	130,000	10,156,900
PharMerica Corp. (a)	325,000	10,634,000
VCA, Inc. (a)	240,000	13,291,200
Total		42,515,700

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 1.3%
Catalent, Inc. (a)	415,000	$13,192,850
TOTAL HEALTH CARE		80,539,910
INDUSTRIALS 12.8%
Airlines 1.8%
Alaska Air Group, Inc.	136,000	10,180,960
JetBlue Airways Corp. (a)	350,000	7,812,000
Total		17,992,960
Commercial Services & Supplies 4.0%
ABM Industries, Inc.	230,000	7,362,300
Deluxe Corp.	194,000	11,253,940
Steelcase, Inc., Class A	650,600	11,470,078
West Corp.	420,000	10,222,800
Total		40,309,118
Construction & Engineering 0.7%
Tutor Perini Corp. (a)	379,749	6,721,557
Machinery 2.0%
Oshkosh Corp.	120,000	5,046,000
Trinity Industries, Inc.	275,000	7,422,250
Wabash National Corp. (a)	605,000	7,399,150
Total		19,867,400
Professional Services 2.6%
On Assignment, Inc. (a)	288,500	10,380,230
Towers Watson & Co.	63,000	7,479,990
TrueBlue, Inc. (a)	325,300	7,807,200
Total		25,667,420
Road & Rail 0.5%
Swift Transportation Co. (a)	240,000	4,677,600
Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc. (a)	251,000	9,098,750
Neff Corp. Class A (a)(b)	540,549	3,562,218
Total		12,660,968
TOTAL INDUSTRIALS		127,897,023
INFORMATION TECHNOLOGY 6.2%
Internet Software & Services 0.4%
Endurance International Group Holdings, Inc. (a)	260,000	3,975,400

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 3.0%
Cypress Semiconductor Corp.	725,000	$7,250,000
Fairchild Semiconductor International, Inc. (a)	510,800	6,946,880
Integrated Device Technology, Inc. (a)	440,000	8,355,600
Kulicke & Soffa Industries, Inc. (a)	696,798	7,358,187
Total		29,910,667
Software 2.1%
AVG Technologies NV (a)	170,000	3,932,100
Mentor Graphics Corp.	455,000	11,757,200
Take-Two Interactive Software, Inc. (a)	170,000	4,952,100
Total		20,641,400
Technology Hardware, Storage & Peripherals 0.7%
Super Micro Computer, Inc. (a)	260,000	7,111,000
TOTAL INFORMATION TECHNOLOGY		61,638,467
MATERIALS 4.4%
Chemicals 0.8%
Orion Engineered Carbons SA	470,000	7,708,000
Containers & Packaging 1.5%
Westrock Co.	249,000	14,778,150
Metals & Mining 1.1%
Steel Dynamics, Inc.	582,000	11,337,360
Paper & Forest Products 1.0%
Clearwater Paper Corp. (a)	142,900	8,010,974
KapStone Paper and Packaging Corp.	100,000	2,179,000
Total		10,189,974
TOTAL MATERIALS		44,013,484
UTILITIES 6.2%
Electric Utilities 1.3%
ITC Holdings Corp.	215,000	7,030,500
Pinnacle West Capital Corp.	96,500	5,744,645
Total		12,775,145

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 4.2%
AGL Resources, Inc.	165,000	$10,063,350
New Jersey Resources Corp.	245,000	6,926,150
South Jersey Industries, Inc.	520,000	12,532,000
Southwest Gas Corp.	230,000	12,670,700
Total		42,192,200
Multi-Utilities 0.7%
CMS Energy Corp.	220,000	7,211,600
TOTAL UTILITIES		62,178,945
Total Common Stocks (Cost: $869,790,747)		$974,318,502

Limited Partnerships 0.8%
FINANCIALS 0.8%
Capital Markets 0.8%
Lazard Ltd., Class A	160,000	7,956,800
TOTAL FINANCIALS		7,956,800
Total Limited Partnerships (Cost: $5,073,544)		$7,956,800

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.150% (b)(c)	29,547,041	29,547,041
Total Money Market Funds (Cost: $29,547,041)		$29,547,041
Total Investments (Cost: $904,411,332) (d)		$1,011,822,343(e)
Other Assets & Liabilities, Net		(13,537,844)
Net Assets		$998,284,499

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,147,869	82,562,309	(76,163,137)	29,547,041	11,079	29,547,041
Neff Corp. Class A	8,108,235	—	—	8,108,235	—	3,562,218
Total	31,256,104	82,562,309	(76,163,137)	37,655,276	11,079	33,109,259

(c)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(d)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $904,411,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$142,432,000
Unrealized Depreciation	(35,021,000)
Net Unrealized Appreciation	$107,411,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	169,948,161	—	—	169,948,161
Consumer Staples	41,438,275	—	—	41,438,275
Energy	47,828,497	—	—	47,828,497
Financials	338,835,740	—	—	338,835,740
Health Care	80,539,910	—	—	80,539,910
Industrials	127,897,023	—	—	127,897,023
Information Technology	61,638,467	—	—	61,638,467
Materials	44,013,484	—	—	44,013,484
Utilities	62,178,945	—	—	62,178,945
Total Common Stocks	974,318,502	—	—	974,318,502
Limited Partnerships
Financials	7,956,800	—	—	7,956,800
Money Market Funds	—	29,547,041	—	29,547,041
Total Investments	982,275,302	29,547,041	—	1,011,822,343

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
–	23,147,869	23,147,869	–

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 98.3%
Federal Home Loan Mortgage Corp.
12/01/16- 08/01/34	6.500%	$751,185	$851,815
04/01/17	7.000%	26,181	26,470
10/01/17- 06/01/31	8.000%	159,396	183,509
01/01/20	10.500%	10,563	10,649
10/01/24- 04/01/40	5.000%	17,595,189	19,373,925
01/01/30- 06/01/33	5.500%	10,260,187	11,423,787
04/01/33- 11/01/37	6.000%	4,083,644	4,653,856
07/01/39- 08/01/41	4.500%	29,473,902	32,251,011
04/01/41- 06/01/45	4.000%	30,504,816	32,714,297
01/01/42- 06/01/45	3.500%	273,895,935	285,188,990
Federal Home Loan Mortgage Corp. (b)
CMO Series 4119 Class SP
10/15/42	2.459%	4,160,575	3,863,113
Federal Home Loan Mortgage Corp. (b)(c)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.802%	20,274,880	3,818,493
CMO IO STRIPS Series 309 Class S4
08/15/43	5.772%	20,544,862	4,976,954
CMO IO STRIPS Series 312 Class S1
09/15/43	5.752%	12,457,137	2,964,962
CMO IO STRIPS Series 326 Class S1
03/15/44	5.802%	9,050,441	2,298,505
CMO IO STRIPS Series 337 Class S1
09/15/44	5.852%	16,274,630	4,258,667
CMO IO Series 264 Class S1
07/15/42	5.752%	19,727,964	4,632,350
CMO IO Series 272 Class S1
08/15/42	5.802%	41,579,745	10,148,380
CMO IO Series 2957 Class SW
04/15/35	5.802%	2,728,737	520,136
CMO IO Series 311 Class S1
08/15/43	5.752%	65,423,904	14,132,004
CMO IO Series 318 Class S1
11/15/43	5.752%	16,169,143	3,909,545
CMO IO Series 326 Class S2
03/15/44	5.752%	26,996,559	6,550,884
CMO IO Series 3280 Class SI
02/15/37	6.242%	1,944,772	265,512
CMO IO Series 336 Class 30
08/15/44	5.852%	13,662,138	3,435,257
CMO IO Series 3453 Class W
12/15/32	7.213%	8,573,539	1,737,104
CMO IO Series 3630 Class AI
03/15/17	1.931%	314,295	6,792
CMO IO Series 3761 Class KS
06/15/40	5.802%	2,547,154	287,989
CMO IO Series 3913 Class SW
09/15/40	6.402%	7,513,266	1,314,458
CMO IO Series 4068 Class GI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
09/15/36	1.871%	$23,467,149	$1,844,119
CMO IO Series 4094 Class SY
08/15/42	5.882%	20,289,983	3,521,605
CMO IO Series 4107 Class KS
06/15/38	1.879%	16,685,605	1,442,712
CMO IO Series 4174 Class SB
05/15/39	6.002%	30,638,221	5,523,314
CMO IO Series 4175 Class ES
06/15/38	5.952%	9,741,448	1,250,176
CMO IO Series 4183 Class AS
04/15/39	5.952%	9,259,775	1,360,274
CMO IO Series 4223 Class DS
12/15/38	5.902%	6,057,049	986,019
CMO IO Series 4286 Class NS
12/15/43	5.702%	7,309,004	1,733,997
Federal Home Loan Mortgage Corp. (c)
CMO IO Series 304 Class C69
12/15/42	4.000%	8,491,825	1,729,066
CMO IO Series 329 Class C5
06/15/43	3.500%	11,731,967	2,504,771
CMO IO Series 3786 Class PI
12/15/37	4.500%	5,522,968	376,372
CMO IO Series 3800 Class HI
01/15/40	4.500%	6,027,638	788,692
CMO IO Series 3807 Class NI
11/15/35	4.500%	17,193,667	926,718
CMO IO Series 4098 Class AI
05/15/39	3.500%	11,944,953	1,680,098
CMO IO Series 4120 Class AI
11/15/39	3.500%	13,342,890	1,274,157
CMO IO Series 4121 Class IA
01/15/41	3.500%	12,616,470	2,198,048
CMO IO Series 4122 Class JI
12/15/40	4.000%	10,209,866	1,319,182
CMO IO Series 4139 Class CI
05/15/42	3.500%	8,052,707	1,187,486
CMO IO Series 4147 Class CI
01/15/41	3.500%	14,179,013	2,131,484
CMO IO Series 4148 Class BI
02/15/41	4.000%	10,400,939	1,540,636
CMO IO Series 4177 Class IY
03/15/43	4.000%	18,406,013	4,265,781
CMO IO Series 4182 Class DI
05/15/39	3.500%	25,847,526	4,022,004
CMO IO Series 4213 Class DI
06/15/38	3.500%	18,178,846	2,194,979
CMO IO Series 4215 Class IL
07/15/41	3.500%	15,449,518	2,066,180
Federal Home Loan Mortgage Corp. (d)
09/14/45	4.000%	9,500,000	10,077,421
09/14/45	4.500%	5,300,000	5,735,180
Federal National Mortgage Association
11/01/15	8.000%	41	41
08/01/16- 10/01/37	6.500%	9,921,231	11,487,072
01/01/17- 09/01/28	7.500%	189,293	211,476

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
11/01/22- 09/01/38	6.000%	$8,404,025	$9,536,534
03/01/23- 04/01/41	5.500%	27,858,441	31,600,140
06/01/25- 06/01/44	4.500%	176,482,594	192,988,716
02/01/27- 06/01/43	3.000%	173,728,596	176,587,930
05/01/27	2.500%	18,423,108	18,878,997
04/01/29- 09/01/41	5.000%	73,782,343	82,003,415
10/01/31	9.500%	85,861	91,419
11/01/37	8.500%	34,986	38,756
11/01/40- 08/01/45	4.000%	113,144,954	121,185,383
03/01/42- 12/01/44	3.500%	100,880,508	105,285,156
Federal National Mortgage Association (b)(c)
CMO IO Series 2003-117 Class KS
08/25/33	6.901%	3,444,741	235,734
CMO IO Series 2006-5 Class N1
08/25/34	1.975%	17,228,816	410,094
CMO IO Series 2006-5 Class N2
02/25/35	1.967%	66,670,635	2,900,619
CMO IO Series 2007-54 Class DI
06/25/37	5.901%	20,686,940	4,235,831
CMO IO Series 2012-80 Class DS
06/25/39	6.451%	10,241,042	1,868,644
CMO IO Series 2012-97 Class SB
09/25/42	5.801%	10,735,900	2,264,333
CMO IO Series 2013-13 Class SA
03/25/43	5.951%	21,063,700	5,191,539
CMO IO Series 2013-97 Class SB
06/25/32	5.901%	14,597,760	1,983,171
Federal National Mortgage Association (c)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	9,571,584	1,979,000
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	42,245,388	6,494,544
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	13,298,581	1,810,743
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	17,786,142	2,906,286
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	8,285,204	1,098,831
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	30,292,389	4,283,159
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	7,168,558	1,000,553
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	17,345,737	2,044,721
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	7,634,513	1,175,460
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	6,081,306	703,144
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	19,800,291	3,465,370
CMO IO Series 2013-41 Class IY

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
05/25/40	3.500%	$23,356,412	$2,628,696
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	10,815,493	1,498,173
Federal National Mortgage Association (d)
09/17/30- 09/14/45	3.000%	81,250,000	82,874,637
09/17/30- 09/14/45	3.500%	153,750,000	160,621,595
09/14/45	4.000%	134,000,000	142,443,059
09/14/45	5.000%	7,000,000	7,721,191
Federal National Mortgage Association (e)
08/01/38	5.500%	4,705,019	5,313,832
Government National Mortgage Association
03/15/30	7.000%	31,028	31,260
12/15/31- 02/15/32	6.500%	244,738	285,651
12/15/32- 11/20/41	6.000%	9,348,727	10,620,690
09/15/33- 08/20/40	5.000%	25,581,098	28,395,255
Government National Mortgage Association (c)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	11,945,281	2,055,643
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	16,151,796	2,040,389
Government National Mortgage Association (d)
09/21/45	3.000%	47,000,000	47,691,220
09/21/45	3.500%	61,500,000	64,116,155
Vendee Mortgage Trust (b)(c)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.335%	2,178,691	16,820
CMO IO Series 1998-3 Class IO
03/15/29	0.147%	2,699,036	4,804
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,862,407,383)			$1,873,785,766

Residential Mortgage-Backed Securities - Non-Agency 13.1%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A (b)(f)(g)
08/25/54	3.850%	11,068,948	11,072,269
ASG Resecuritization Trust (b)(f)
CMO Series 2013-2 Class 1A60
12/28/35	2.285%	3,796,375	3,754,347
CMO Series 2013-2 Class 2A70
11/28/35	2.437%	2,783,852	2,713,339
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (f)
05/25/47	4.000%	8,227,352	8,123,383
BCAP LLC Trust (b)(f)
07/26/36	2.737%	4,633,704	4,621,165
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	3,432,083	3,494,187
CMO Series 2014-RR3 Class 3A1
07/26/36	0.327%	2,996,153	2,856,841

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Series 2012-RR10 Class 2A1
09/26/36	2.722%	$6,212,042	$6,262,061
Series 2013-RR1 Class 10A1
10/26/36	3.000%	6,133,489	6,161,065
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (f)
08/27/37	6.000%	837,919	859,803
CIM Trust CMO Series 2015-3AG Class A2 (b)(f)(g)
10/25/57	3.689%	5,000,000	4,962,500
COLT LLC Series 2015-A Class A1 (b)(f)
07/27/20	3.194%	17,045,304	16,704,397
CSMC Trust CMO Series 2015-RPL1 Class A2 (b)(f)
02/25/57	4.325%	7,000,000	6,777,525
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2015-A Class B3
06/25/58	4.500%	3,512,792	3,256,119
Citigroup Mortgage Loan Trust, Inc. (b)(f)
CMO Series 2009-11 Class 1A2
02/25/37	2.570%	710,201	601,626
CMO Series 2009-9 Class 1A3
04/25/34	2.698%	2,489,441	2,235,550
CMO Series 2009-9 Class 7A2
01/25/36	2.512%	2,264,000	2,168,500
CMO Series 2010-7 Class 3A4
12/25/35	5.853%	3,000,000	3,145,569
CMO Series 2013-5 Class 3A1
08/25/37	2.726%	7,666,439	7,744,123
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	3,781,940	3,706,061
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	4,157,423	4,199,694
CMO Series 2014-A Class B2
01/25/35	5.432%	2,677,820	2,755,804
CMO Series 2014-C Class A
02/25/54	3.250%	1,593,601	1,526,421
CMO Series 2015-RP2 Class B2
01/25/53	4.250%	5,965,991	5,692,039
Credit Suisse Mortgage Capital Certificates (b)(f)
04/27/37	5.806%	2,733,809	2,813,100
CMO Series 2012-6R Class 1A1
11/26/37	2.639%	1,713,817	1,695,326
CMO Series 2013-2R Class 1A5
05/27/36	4.185%	5,818,000	5,623,510
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	6,596,951	6,529,262
CMO Series 2014-RPL4 Class A2
08/25/62	4.351%	8,250,000	7,875,678
Series 2012-11 Class 3A2
06/29/47	1.184%	9,499,870	8,567,696
Credit Suisse Mortgage Capital Certificates (f)
CMO Series 2009-12R Class 11A1
08/27/37	6.000%	965,345	976,671
CMO Series 2010-9R Class 10A5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
04/27/37	4.000%	$7,269,474	$7,268,137
CMO Series 2010-9R Class 2A5
02/27/38	4.000%	2,000,000	1,933,506
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	3,994,033	3,997,624
Credit Suisse Securities (USA) LLC (b)(f)
02/25/54	3.074%	15,465,749	15,276,177
Credit Suisse Securities (USA) LLC (f)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	2,523,660	2,436,394
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	5,500,000	5,416,950
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	433,802	435,050
Fannie Mae Connecticut Avenue Securities CMO Series 2015-C03 Class 1M2 (b)
07/25/25	5.199%	1,000,000	999,996
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M2 (b)
12/25/27	2.799%	2,000,000	2,012,207
Jefferies Resecuritization Trust (f)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	1,808,287	1,864,608
CMO Series 2014-R1 Class 1A1
12/27/37	4.000%	2,103,545	2,105,169
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B (b)(f)(g)
09/26/36	2.614%	5,027,535	4,776,158
NRPL Trust (b)(f)(g)
Series 2013-1A Class A
08/25/57	4.000%	11,285,050	11,228,625
Series 2014-1A Class A1
04/25/54	3.250%	4,655,872	4,655,872
NZES Series 2015-PLS1 Class A (b)(f)
04/25/17	5.250%	2,574,278	2,532,253
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (b)(c)(f)
01/25/54	2.245%	62,321,698	4,057,080
Pretium Mortgage Credit Partners I (b)(f)
Series 2015-NPL1 Class A1
05/28/30	3.625%	9,088,707	9,065,332
Series 2015-NPL1 Class A2
05/28/30	4.250%	3,000,000	2,866,059
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (b)(f)
05/27/30	3.750%	2,902,539	2,899,407
RBSSP Resecuritization Trust (b)(f)
CMO Series 2009-12 Class 9A1
03/25/36	2.596%	1,676,352	1,663,575
CMO Series 2012-1 Class 5A2
12/27/35	4.717%	5,534,879	4,943,383
CMO Series 2012-5 Class 2A1
07/26/36	5.750%	5,220,332	5,443,741

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
VML LLC CMO Series 2014-NPL1 Class A1 (b)(f)
04/27/54	3.875%	$2,377,374	$2,381,219
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $246,868,589)			$249,734,153

Commercial Mortgage-Backed Securities - Agency 1.7%
Federal National Mortgage Association
10/01/19	4.420%	4,048,262	4,438,487
10/01/19	4.430%	4,600,431	5,045,953
01/01/20	4.570%	1,034,740	1,144,212
01/01/20	4.600%	1,704,550	1,887,053
05/01/24	5.030%	3,340,220	3,886,466
Federal National Mortgage Association (b)
Series 2015-M8 Class A2
01/25/25	2.900%	15,000,000	14,988,270
Total Commercial Mortgage-Backed Securities - Agency (Cost: $29,801,687)			$31,390,441

Commercial Mortgage-Backed Securities - Non-Agency 4.7%
American Homes 4 Rent (b)(f)
Series 2014-SFR1 Class E
06/17/31	2.750%	10,250,000	9,765,179
American Homes 4 Rent (f)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,419,659
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(f)
07/05/33	4.847%	6,500,000	6,495,242
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(f)
09/15/26	3.652%	6,928,000	6,927,515
Banc of America Merrill Lynch Re-Remic Trust (b)(f)
Series 2014-FRR7 Class A
10/26/44	2.449%	5,000,000	4,912,922
Series 2014-FRR7 Class B
10/26/44	2.437%	2,000,000	1,912,202
Series 2015-FR11 Class A705
09/27/44	1.899%	5,500,000	5,059,598
GS Mortgage Securities Trust Series 2007-GG10 Class AM (b)
08/10/45	5.988%	10,200,000	10,213,321
Invitation Homes Trust Series 2015-SFR3 Class E (b)(f)
08/17/32	3.948%	3,500,000	3,468,948

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	$2,000,000	$2,049,312
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (b)(c)
12/15/30	1.073%	274,416	4,213
ORES NPL LLC (f)
Series 2013-LV2 Class A
09/25/25	3.081%	1,231,734	1,230,502
Series 2014-LV3 Class A
03/27/24	3.000%	4,044,715	4,044,715
Series 2014-LV3 Class B
03/27/24	6.000%	4,800,000	4,800,000
Rialto Capital Management LLC Series 2014-LT5 Class B (f)
05/15/24	5.000%	7,412,000	7,409,109
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (f)
09/15/24	2.750%	2,535,783	2,535,562
Rialto Real Estate Fund LP (f)
Series 2013-LT3 Class A
06/20/28	2.500%	290,131	290,131
Series 2014-LT5 Class A
05/15/24	2.850%	1,798,596	1,799,100
VFC LLC (f)
Series 2014-2 Class A
07/20/30	2.750%	2,722,082	2,722,732
Series 2014-2 Class B
07/20/30	5.500%	5,000,000	4,998,645
Series 2015-3 Class B
12/20/31	4.750%	7,542,000	7,532,695
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $90,555,510)			$89,591,302

Asset-Backed Securities - Non-Agency 5.5%
A Voce CLO Ltd. Series 2014-1A Class C (b)(f)
07/15/26	3.789%	3,000,000	2,761,089
ARES CLO Ltd. Series 2014-1A Class B (b)(f)
04/17/26	3.089%	3,250,000	3,166,966
Apidos CDO XVII Series 2014-17A Class A2A (b)(f)
04/17/26	2.339%	6,500,000	6,444,958
Betony CLO Ltd. Series 2015-1A Class E (b)(f)
04/15/27	5.639%	1,000,000	882,452
Carlyle Global Market Strategies CLO (b)(f)
Series 2013-1A Class B
02/14/25	3.409%	6,300,000	6,300,561
Series 2014-3A Class C1
07/27/26	3.995%	1,500,000	1,459,146

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Dryden Senior Loan Fund Series 2014-33A Class C (b)(f)
07/15/26	3.139%	$10,266,667	$10,114,515
GCAT LLC Series 2014-2 Class A1 (b)(f)
10/25/19	3.721%	5,542,274	5,562,531
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B (b)(f)
04/25/25	2.045%	8,000,000	7,819,624
Madison Park Funding Ltd. (b)(d)(f)(g)
10/21/27	3.311%	7,000,000	7,000,000
Madison Park Funding XVI Ltd. Series 2015-16A Class A2A (b)(f)
04/20/26	2.502%	13,000,000	12,905,217
New York Mortgage Trust Residential LLC (b)(f)
Series 2013-RP1A Class A
07/25/18	4.250%	6,381,602	6,508,897
Series 2013-RP2A Class A
09/25/18	4.600%	3,474,644	3,531,350
Nomad CLO Ltd. Series 2013-1A Class B (b)(f)
01/15/25	3.124%	10,000,000	9,758,320
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (b)(f)
04/20/25	1.937%	4,500,000	4,388,094
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (b)(f)
01/25/55	3.475%	3,350,886	3,345,250
Ocwen Freddie Advance Funding LLC Series 2015-T1 Class DT1 (f)
11/15/45	3.790%	2,100,000	2,099,769
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(f)
07/14/26	3.886%	7,500,000	7,189,192
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(f)
06/25/54	3.125%	1,106,843	1,103,648
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1 (b)(f)
03/25/55	3.500%	2,464,205	2,454,988
Total Asset-Backed Securities - Non-Agency (Cost: $105,260,802)			$104,796,567

U.S. Government & Agency Obligations —%
Federal Home Loan Mortgage Corp. (h)(i)
08/01/44	4.000%	—	—
Total U.S. Government & Agency Obligations (Cost: $—)			$—

Issue Description	Effective Yield	Principal Amount	Value

Repurchase Agreements 3.9%

Tri-Party TD Securities (USA) LLC dated 08/31/15, matures 09/01/15, repurchase price $75,000,250
(collateralized by U.S. Treasury Securities – total market value of $76,500,015)	0.120%	$75,000,000	$75,000,000
Total Repurchase Agreements (Cost: $75,000,000)			$75,000,000

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Calls 0.3%
Call - OTC 30-Year Interest Rate Swap(j)
	100,000,000	2.75	07/28/16	6,025,610
Total Options Purchased Calls (Cost: $5,365,000)				$6,025,610

Options Purchased Puts 0.2%
Put - OTC 3-Year Interest Rate Swap(j)
	500,000,000	2.25	11/02/15	12,400
Put - OTC 5-Year Interest Rate Swap (j)
	244,000,000	2.50	10/30/15	47,141
Put - OTC 5-Year Interest Rate Swap (j)
	100,000,000	3.00	05/17/17	1,007,890
Put - OTC 5-Year Interest Rate Swap (j)
	150,000,000	2.75	05/31/17	2,127,240
Put - OTC 5-Year Interest Rate Swap (j)
	50,000,000	4.00	08/17/17	182,115
Put - OTC 5-Year Interest Rate Swap (j)
	130,000,000	3.25	08/18/17	1,229,839
Total Options Purchased Puts (Cost: $20,655,350)				$4,606,625

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.150% (k)(l)	20,987,785	20,987,785
Total Money Market Funds (Cost: $20,987,785)		$20,987,785
Total Investments (Cost: $2,456,902,106) (m)		$2,455,918,249(n)
Other Assets & Liabilities, Net		(548,825,499)
Net Assets		$1,907,092,750

At August 31, 2015, securities totaling $3,744,256 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at August 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	1,122	USD	134,008,875	12/2015	—	(1,088,677)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(540)	USD	(68,613,750)	12/2015	272,765	—
US 2YR NOTE (CBT)	(1,002)	USD	(218,905,688)	12/2015	452,880	—
Total			(287,519,438)		725,645	—

Total Return Swap Contracts Outstanding at August 31, 2015

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	Total return based on the Markit IOS FN30.350.10 Index	Floating rate based on 1-month USD LIBOR	01/12/2041	USD	887,813	—	6,109	—
JPMorgan	Total return based on the Markit IOS FN30.400.10 Index	Floating rate based on 1-month USD LIBOR	01/12/2041	USD	781,645	—	5,442	—
Total						—	11,551	—

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at August 31, 2015:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
09/14/45 4.500%	10,000,000	09/14/15	10,812,500	10,837,500
Federal Home Loan Mortgage Corporation
09/14/45 3.500%	18,000,000	09/14/15	18,570,938	18,633,695
Total			29,383,438	29,471,195

(b)	Variable rate security.
(c)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $425,151,804 or 22.29% of net assets.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $43,695,424, which represents 2.29% of net assets.

(h)	Represents fractional shares.
(i)	Negligible market value.
(j)	Purchased swaption contracts outstanding at August 31, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call - OTC 30-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Pay	2.750	08/01/2046	100,000,000	5,365,000	6,025,610
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/04/2018	500,000,000	4,745,000	12,400
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	08/22/2022	130,000,000	3,438,500	1,229,839
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.750	06/02/2022	150,000,000	4,890,000	2,127,240
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	08/21/2022	50,000,000	1,101,250	182,115
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.500	11/03/2020	244,000,000	2,964,600	47,141
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.000	05/17/2022	100,000,000	3,516,000	1,007,890
Total							26,020,350	10,632,235

(k)	The rate shown is the seven-day current annualized yield at August 31, 2015.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	37,060,649	68,398,010	(84,470,874)	20,987,785	978	20,987,785

(m)

At August 31, 2015, the cost of securities for federal income tax purposes was approximately $2,456,902,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$36,232,000
Unrealized Depreciation	(37,216,000)
Net Unrealized Depreciation	$(984,000)

(n)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	1,873,785,766	—	1,873,785,766
Residential Mortgage-Backed Securities - Non-Agency	—	168,827,991	80,906,162	249,734,153
Commercial Mortgage-Backed Securities - Agency	—	31,390,441	—	31,390,441
Commercial Mortgage-Backed Securities - Non-Agency	—	88,070,669	1,520,633	89,591,302
Asset-Backed Securities - Non-Agency	—	95,696,798	9,099,769	104,796,567
U.S. Government & Agency Obligations	—	0(a)	—	0(a)
Repurchase Agreements	—	75,000,000	—	75,000,000
Options Purchased Calls	—	6,025,610	—	6,025,610
Options Purchased Puts	—	4,606,625	—	4,606,625
Money Market Funds	—	20,987,785	—	20,987,785
Total Investments	—	2,364,391,685	91,526,564	2,455,918,249
Forward Sale Commitments	—	(29,471,195)	—	(29,471,195)
Derivatives
Assets
Futures Contracts	725,645	—	—	725,645
Swap Contracts	—	11,551	—	11,551
Liabilities
Futures Contracts	(1,088,677)	—	—	(1,088,677)
Total	(363,032)	2,334,932,041	91,526,564	2,426,095,573

(a)Rounds to zero

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
–	37,060,649	37,060,649	–

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of May 31, 2015	72,402,795	2,250,199	30,951	74,683,945
Increase (decrease) in accrued discounts/premiums	(11,231)	(3)	-	(11,234)
Realized gain (loss)	-	-	774	774
Change in unrealized appreciation (depreciation)(a)	(1,200,970)	(1,228)	(1,000)	(1,203,198)
Sales	(3,380,380)	(728,335)	(30,951)	(4,139,666)
Purchases	22,308,000	-	9,099,995	31,407,995
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(9,212,052)	-	-	(9,212,052)
Balance as of August 31, 2015	80,906,162	1,520,633	9,099,769	91,526,564

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2015 was $(1,202,424), which is comprised of Residential Mortgage-Backed Securities – Non-Agency of $(1,200,969), Commercial Mortgage-Backed Securities – Non-Agency of $(1,229) and Asset-Backed Securities – Non-Agency of $(226).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 26, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 26, 2015